Schedule of Investments (unaudited)	iShares® Core MSCI International Developed Markets ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.2%
Abacus Property Group	196,262	$450,420
Adbri Ltd.	174,808	356,755
AGL Energy Ltd.	251,491	1,528,785
Allkem Ltd.(a)	243,779	2,031,706
ALS Ltd.	227,180	2,057,136
Altium Ltd.	59,590	1,342,400
Alumina Ltd.	1,181,220	1,487,151
AMP Ltd.(a)	1,270,788	1,026,702
Ampol Ltd.	97,498	2,292,296
Ansell Ltd.	41,273	790,511
APA Group	413,368	3,321,461
Appen Ltd.(b)	55,247	252,365
ARB Corp. Ltd.	28,455	788,700
Aristocrat Leisure Ltd.	210,065	4,873,996
ASX Ltd.	71,891	4,346,505
Atlas Arteria Ltd.	348,422	1,692,659
Aurizon Holdings Ltd.	487,479	1,376,697
Australia & New Zealand Banking Group Ltd.	971,697	18,490,604
Bank of Queensland Ltd.	108,859	617,618
Bapcor Ltd.	119,868	568,206
Beach Energy Ltd.	741,761	845,694
Bega Cheese Ltd.	168,071	593,150
Bellevue Gold Ltd.(a)	847,726	570,582
Bendigo & Adelaide Bank Ltd.	240,741	1,794,922
BHP Group Ltd.	1,735,485	57,991,968
BlueScope Steel Ltd.	220,987	3,141,462
Boral Ltd.	138,017	344,301
BrainChip Holdings Ltd.(a)(b)	799,085	530,589
Brambles Ltd.	531,562	3,925,222
Bravura Solutions Ltd.	173,647	230,302
Breville Group Ltd.	48,154	798,034
BWP Trust	183,448	533,206
carsales.com Ltd.	43,338	639,802
Chalice Mining Ltd.(a)	249,452	1,197,549
Challenger Ltd.	169,076	855,449
Charter Hall Group	219,087	2,354,617
Charter Hall Long Wale REIT	249,120	934,962
Charter Hall Retail REIT	174,461	544,974
Cleanaway Waste Management Ltd.	989,558	2,218,132
Cochlear Ltd.	20,315	3,272,083
Coles Group Ltd.	433,350	5,697,970
Commonwealth Bank of Australia	582,192	42,315,761
Computershare Ltd.	220,271	3,883,393
Corporate Travel Management Ltd.(a)	50,892	918,224
Credit Corp. Group Ltd.	28,077	536,874
Cromwell Property Group	558,604	335,253
Crown Resorts Ltd.(a)	167,965	1,520,780
CSL Ltd.	163,135	31,134,333
CSR Ltd.	157,114	672,854
De Grey Mining Ltd.(a)	1,383,188	1,163,767
Deterra Royalties Ltd.	334,968	1,134,766
Dexus	435,213	3,402,743
Domino’s Pizza Enterprises Ltd.	16,522	866,102
Downer EDI Ltd.	333,885	1,291,802
Eagers Automotive Ltd.	82,697	764,396
EML Payments Ltd.(a)	235,366	254,805
Endeavour Group Ltd./Australia	465,800	2,549,815
Evolution Mining Ltd.	582,376	1,647,892

Security	Shares	Value

Australia (continued)
Flight Centre Travel Group Ltd.(a)(b)	64,916	$1,013,781
Fortescue Metals Group Ltd.	567,115	8,570,848
GDI Property Group Partnership	200,812	159,711
Glencore PLC	3,418,785	21,065,405
Gold Road Resources Ltd.	620,163	677,361
Goodman Group	584,555	9,729,268
GPT Group (The)	772,174	2,744,989
GrainCorp Ltd., Class A	118,258	854,575
Growthpoint Properties Australia Ltd.	114,238	351,377
Harvey Norman Holdings Ltd.	186,662	664,902
Healius Ltd.	189,260	595,532
IDP Education Ltd.	54,883	1,018,156
IGO Ltd.	182,228	1,656,884
Iluka Resources Ltd.	136,280	1,067,467
Imugene Ltd.(a)(b)	1,716,091	256,796
Incitec Pivot Ltd.	872,453	2,353,024
Ingenia Communities Group	130,550	429,784
Insignia Financial Ltd.	231,379	556,198
Insurance Australia Group Ltd.	833,034	2,660,118
InvoCare Ltd.	52,182	447,711
IPH Ltd.	108,402	574,678
IRESS Ltd.	72,342	556,493
James Hardie Industries PLC	152,923	4,408,501
JB Hi-Fi Ltd.	55,055	2,039,036
Lendlease Corp. Ltd.	230,011	1,970,356
Link Administration Holdings Ltd.	156,668	554,698
Liontown Resources Ltd.(a)(b)	809,556	811,470
Lynas Rare Earths Ltd.(a)	276,711	1,736,407
Macquarie Group Ltd.	118,132	17,006,635
Magellan Financial Group Ltd.	57,296	648,190
Medibank Pvt Ltd.	1,106,937	2,487,445
Megaport Ltd.(a)	81,746	485,643
Mesoblast Ltd.(a)(b)	296,928	223,157
Metcash Ltd.	276,705	928,891
Mineral Resources Ltd.	64,591	2,624,541
Mirvac Group	1,497,028	2,530,112
Monadelphous Group Ltd.	39,115	291,376
Nanosonics Ltd.(a)	107,904	298,168
National Australia Bank Ltd.	1,099,523	25,100,652
National Storage REIT	790,218	1,431,281
Newcrest Mining Ltd.	269,548	5,061,937
NEXTDC Ltd.(a)	125,781	976,544
nib holdings Ltd.	287,741	1,432,783
Nine Entertainment Co. Holdings Ltd.	392,410	735,488
Northern Star Resources Ltd.	426,678	2,932,894
Novonix Ltd.(a)(b)	184,608	654,070
Orica Ltd.	153,811	1,767,415
Origin Energy Ltd.	628,433	3,005,889
Orora Ltd.	296,053	829,639
OZ Minerals Ltd.	145,978	2,533,877
Pendal Group Ltd.	170,251	626,749
Perpetual Ltd.	18,527	425,931
Perseus Mining Ltd.	705,877	982,247
Pilbara Minerals Ltd.(a)	988,031	1,916,479
PointsBet Holdings Ltd.(a)(b)	94,768	193,120
PolyNovo Ltd.(a)	385,208	252,196
Premier Investments Ltd.	34,054	603,436
Pro Medicus Ltd.(b)	24,606	804,708
Qantas Airways Ltd.(a)	204,531	792,522
QBE Insurance Group Ltd.	500,792	4,320,475

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Qube Holdings Ltd.	152,187	$314,487
Ramelius Resources Ltd.	512,948	544,762
Ramsay Health Care Ltd.	72,349	4,105,605
REA Group Ltd.	24,455	2,190,872
Reece Ltd.	109,172	1,326,397
Regis Resources Ltd.	283,062	414,703
Reliance Worldwide Corp. Ltd.	275,721	756,632
Rio Tinto Ltd.	125,790	9,950,477
Rio Tinto PLC	384,527	27,169,196
Sandfire Resources Ltd.	163,926	649,714
Santos Ltd.	1,138,314	6,360,978
Scentre Group	1,836,491	3,826,349
SEEK Ltd.	115,527	2,263,796
Seven Group Holdings Ltd.	62,976	878,635
Shopping Centres Australasia Property Group	374,331	801,160
Silver Lake Resources Ltd.(a)	714,943	933,942
Sims Ltd.	83,532	1,207,780
Sonic Healthcare Ltd.	175,174	4,524,080
South32 Ltd.	1,646,022	5,481,807
Southern Cross Media Group Ltd.	118,276	142,955
St. Barbara Ltd.	276,015	258,009
Star Entertainment Grp Ltd. (The)(a)	299,971	662,540
Steadfast Group Ltd.	582,983	2,110,622
Stockland	964,075	2,790,445
Suncorp Group Ltd.	473,771	3,803,903
Tabcorp Holdings Ltd.	1,016,779	3,888,382
Technology One Ltd.	139,315	1,005,331
Telstra Corp. Ltd.	1,532,430	4,350,029
Transurban Group	1,074,443	10,789,138
Treasury Wine Estates Ltd.	248,015	1,962,216
United Malt Grp Ltd.	336,053	981,900
Uniti Group Ltd.(a)	444,746	1,535,801
Vicinity Centres	1,250,518	1,631,694
Viva Energy Group Ltd.(c)	369,083	724,141
Washington H Soul Pattinson & Co. Ltd.	53,089	1,034,498
Waypoint REIT Ltd.	601,830	1,134,499
Webjet Ltd.(a)	166,155	689,406
Wesfarmers Ltd.	392,224	13,572,155
Westpac Banking Corp.	1,243,974	20,824,110
Whitehaven Coal Ltd.	322,930	1,108,956
WiseTech Global Ltd.	43,773	1,357,085
Woodside Petroleum Ltd.	332,055	7,224,216
Woolworths Group Ltd.	449,259	12,153,830
Worley Ltd.	116,390	1,131,894
Zip Co. Ltd.(a)(b)	183,125	134,697
		558,235,043
Austria — 0.3%
ams-OSRAM AG(a)	99,463	1,216,747
ANDRITZ AG	12,530	532,664
BAWAG Group AG(c)	14,287	678,402
CA Immobilien Anlagen AG	19,537	551,777
Erste Group Bank AG	118,834	3,699,986
IMMOFINANZ AG	29,827	721,830
Lenzing AG	5,144	467,017
Oesterreichische Post AG(b)	10,900	351,128
OMV AG	62,308	3,185,038
Raiffeisen Bank International AG(b)	67,332	766,461
S IMMO AG	16,912	405,928
S&T AG(b)	17,291	292,325
Schoeller-Bleckmann Oilfield Equipment AG(a)	8,377	479,319
Security	Shares	Value

Austria (continued)
Telekom Austria AG	56,323	$401,568
UNIQA Insurance Group AG	43,174	329,161
Verbund AG	29,285	3,130,251
Vienna Insurance Group AG Wiener Versicherung Gruppe	15,392	381,799
voestalpine AG	36,412	947,544
Wienerberger AG	49,278	1,391,012
		19,929,957
Belgium — 0.9%
Ackermans & van Haaren NV	9,598	1,711,095
Aedifica SA	5,240	621,112
Ageas SA/NV	60,480	2,894,063
Anheuser-Busch InBev SA/NV	296,518	17,061,505
Barco NV	28,847	649,630
Befimmo SA	9,978	498,075
Bekaert SA	15,475	573,640
bpost SA(a)	52,590	318,643
Cie d’Entreprises CFE	3,745	489,276
Cofinimmo SA	9,043	1,214,341
D’ieteren Group	7,651	1,228,082
Elia Group SA/NV	9,972	1,587,326
Etablissements Franz Colruyt NV	20,474	751,822
Euronav NV	80,496	930,760
Fagron	24,051	451,144
Galapagos NV(a)(b)	19,306	1,133,517
Gimv NV	11,139	639,191
Groupe Bruxelles Lambert SA	40,302	3,802,915
KBC Ancora	12,542	507,431
KBC Group NV	85,370	5,807,879
Kinepolis Group NV(a)	5,588	309,219
Melexis NV	7,290	625,734
Montea NV	4,297	513,041
Ontex Group NV(a)	28,845	199,849
Proximus SADP	25,741	449,909
Retail Estates NV	4,268	325,082
Shurgard Self Storage SA	11,497	665,292
Sofina SA	3,009	922,129
Solvay SA	27,372	2,573,987
Telenet Group Holding NV	15,784	470,401
UCB SA	43,203	4,910,999
Umicore SA	69,443	2,669,629
VGP NV	5,504	1,431,572
Warehouses De Pauw CVA	31,875	1,226,237
		60,164,527
Brazil — 0.0%
Yara International ASA	66,433	3,377,999

Canada — 11.3%
Agnico Eagle Mines Ltd.	152,185	8,858,751
Air Canada(a)	68,852	1,205,908
Alamos Gold Inc., Class A	56,872	441,819
Algonquin Power & Utilities Corp.	242,593	3,512,420
Alimentation Couche-Tard Inc.	282,345	12,569,424
Allied Properties REIT	37,136	1,206,309
AltaGas Ltd.	115,010	2,630,284
Altus Group Ltd.	15,533	581,709
ARC Resources Ltd.	286,382	3,970,314
Aritzia Inc.(a)	29,940	1,066,248
Atco Ltd., Class I, NVS	27,128	966,527
ATS Automation Tooling Systems Inc.(a)	33,685	983,031

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Aurora Cannabis Inc.(a)(b)	83,249	$252,731
B2Gold Corp.	403,139	1,710,277
Badger Infrastructure Solutions Ltd.	22,451	519,922
Ballard Power Systems Inc.(a)(b)	87,809	729,321
Bank of Montreal	225,288	23,887,034
Bank of Nova Scotia (The)	411,544	26,060,876
Barrick Gold Corp.	593,829	13,243,452
Baytex Energy Corp.(a)	354,354	1,812,249
BCE Inc.	29,529	1,569,946
BlackBerry Ltd.(a)(b)	151,872	868,921
Boardwalk REIT	20,403	895,277
Bombardier Inc., Class B(a)	936,040	918,079
Boralex Inc., Class A	30,411	911,632
Boyd Group Services Inc.(b)	4,179	517,231
Brookfield Asset Management Inc., Class A	485,567	24,220,709
Brookfield Asset Management Reinsurance Partners Ltd., Class A(b)	14,228	711,594
Brookfield Infrastructure Corp., Class A	21,005	1,490,371
Brookfield Renewable Corp., Class A	43,213	1,551,719
BRP Inc.	12,382	1,003,071
CAE Inc.(a)	112,062	2,664,924
Cameco Corp.	156,758	4,047,533
Canada Goose Holdings Inc.(a)	19,396	422,752
Canadian Apartment Properties REIT	20,748	812,703
Canadian Imperial Bank of Commerce	155,845	17,228,900
Canadian National Railway Co.	241,025	28,345,508
Canadian Natural Resources Ltd.	408,583	25,288,160
Canadian Pacific Railway Ltd.	320,466	23,441,552
Canadian Tire Corp. Ltd., Class A, NVS	22,891	3,153,047
Canadian Utilities Ltd., Class A, NVS	21,204	637,449
Canadian Western Bank	47,330	1,194,073
Canfor Corp.(a)	28,163	536,668
Canopy Growth Corp.(a)(b)	110,328	636,384
Capital Power Corp.	17,220	565,935
CCL Industries Inc., Class B, NVS	61,042	2,661,396
Cenovus Energy Inc.	471,616	8,719,013
Centerra Gold Inc.	73,974	684,662
CGI Inc.(a)	75,420	6,014,109
Choice Properties REIT	57,533	679,836
CI Financial Corp.	64,131	836,177
Cineplex Inc.(a)(b)	35,070	359,258
Cogeco Communications Inc.	5,096	418,501
Colliers International Group Inc.	8,418	929,509
Constellation Software Inc.	7,247	11,405,824
Converge Technology Solutions Corp.(a)	121,432	815,754
Crescent Point Energy Corp.	197,594	1,368,923
Crombie REIT	28,767	392,099
Cronos Group Inc.(a)	119,422	359,758
Descartes Systems Group Inc. (The)(a)	19,422	1,206,306
Dollarama Inc.	108,782	6,047,725
Dream Industrial REIT	61,770	719,324
Dream Office REIT	17,937	363,026
Dye & Durham Ltd.(b)	33,382	551,148
ECN Capital Corp.	165,292	748,842
Eldorado Gold Corp.(a)	61,129	593,850
Element Fleet Management Corp.	210,073	1,875,637
Emera Inc.	95,527	4,612,571
Empire Co. Ltd., Class A, NVS	80,851	2,670,383
Enbridge Inc.	704,895	30,760,451
Enerplus Corp.	145,436	1,781,935
Security	Shares	Value

Canada (continued)
Enghouse Systems Ltd.	17,237	$484,780
Equinox Gold Corp.(a)	102,787	732,907
ERO Copper Corp.(a)	48,045	690,765
Fairfax Financial Holdings Ltd.	9,633	5,292,995
Finning International Inc.	66,901	1,882,071
First Majestic Silver Corp.(b)	77,070	796,107
First Quantum Minerals Ltd.	219,532	6,293,826
FirstService Corp.	16,186	2,018,194
Fortis Inc.	164,960	8,026,816
Franco-Nevada Corp.	66,078	9,993,098
George Weston Ltd.	31,423	3,909,254
GFL Environmental Inc.	65,570	1,975,292
Gibson Energy Inc.	57,231	1,089,690
Gildan Activewear Inc.	77,229	2,616,883
goeasy Ltd.	8,039	721,579
Granite REIT	23,715	1,756,311
Great-West Lifeco Inc.	121,354	3,347,827
H&R Real Estate Investment Trust	49,438	491,821
Home Capital Group Inc.	19,072	475,668
Hudbay Minerals Inc.	95,910	614,439
Hut 8 Mining Corp.(a)(b)	55,763	198,805
Hydro One Ltd.(c)	136,321	3,685,384
iA Financial Corp. Inc.	45,466	2,377,263
IAMGOLD Corp.(a)	171,216	483,800
IGM Financial Inc.	21,154	670,361
Imperial Oil Ltd.	96,298	4,848,445
Innergex Renewable Energy Inc.	48,832	653,805
Intact Financial Corp.	56,145	7,854,575
Interfor Corp.	30,530	870,283
InterRent REIT	37,849	415,716
Ivanhoe Mines Ltd., Class A(a)	175,622	1,408,093
Keyera Corp.	87,271	2,165,046
Killam Apartment REIT(b)	36,077	567,560
Kinaxis Inc.(a)	6,065	671,156
Kinross Gold Corp.	422,745	2,135,691
Knight Therapeutics Inc.(a)	32,998	136,908
Labrador Iron Ore Royalty Corp.	30,174	816,447
Laurentian Bank of Canada	14,701	447,101
LifeWorks Inc.	25,648	377,338
Lightspeed Commerce Inc.(a)	39,758	888,532
Linamar Corp.	17,776	704,038
Lithium Americas Corp.(a)	52,495	1,323,153
Loblaw Companies Ltd.	57,910	5,297,166
Lundin Mining Corp.	288,238	2,631,870
MAG Silver Corp.(a)	39,383	580,636
Magna International Inc.	104,827	6,317,445
Manulife Financial Corp.	671,643	13,133,283
Maple Leaf Foods Inc.(b)	29,310	645,452
MEG Energy Corp.(a)	107,933	1,621,536
Methanex Corp.	27,593	1,383,033
Metro Inc.	86,423	4,750,187
MTY Food Group Inc.	10,471	423,274
National Bank of Canada	116,073	8,106,542
NexGen Energy Ltd.(a)	327,720	1,614,811
NFI Group Inc.(b)	25,091	230,275
North West Co. Inc. (The)	19,099	532,688
Northland Power Inc.	86,759	2,618,337
NorthWest Healthcare Properties REIT	54,200	559,024
Novagold Resources Inc.(a)	87,087	543,001
Nutrien Ltd.	195,328	19,194,494

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Nuvei Corp.(a)(c)	20,552	$1,149,306
OceanaGold Corp.(a)	276,784	689,455
Onex Corp.	35,901	2,157,162
Open Text Corp.	104,937	4,202,708
Osisko Gold Royalties Ltd.	47,456	584,034
Pan American Silver Corp.	86,920	2,154,985
Parex Resources Inc.	54,342	1,059,217
Parkland Corp.	58,375	1,658,120
Pason Systems Inc.	77,944	983,515
Pembina Pipeline Corp.	199,993	7,567,555
Power Corp. of Canada	206,285	6,069,803
PrairieSky Royalty Ltd.	118,206	1,622,210
Premium Brands Holdings Corp.	6,661	543,810
Primo Water Corp.	79,976	1,169,773
Prinmaris REIT	42,463	456,808
Quebecor Inc., Class B	74,962	1,763,983
Real Matters Inc.(a)	30,729	109,076
Restaurant Brands International Inc.	92,080	5,260,383
Richelieu Hardware Ltd.	22,704	644,545
RioCan REIT	62,945	1,175,947
Ritchie Bros Auctioneers Inc.	45,030	2,480,304
Rogers Communications Inc., Class B, NVS	131,998	7,190,457
Royal Bank of Canada	478,284	48,306,814
Russel Metals Inc.	41,887	1,116,421
Sandstorm Gold Ltd.	69,413	516,552
Saputo Inc.	102,186	2,184,274
Seabridge Gold Inc.(a)	41,835	739,558
Shaw Communications Inc., Class B, NVS	165,561	4,930,809
Shopify Inc., Class A(a)	38,733	16,568,673
Sienna Senior Living Inc.	71,920	777,619
SilverCrest Metals Inc.(a)	101,202	763,358
SmartCentres Real Estate Investment Trust	34,165	832,151
SNC-Lavalin Group Inc.	43,395	965,084
Spin Master Corp.(a)(c)	12,757	458,881
SSR Mining Inc.	47,961	1,055,056
Stantec Inc.	23,910	1,097,554
Stella-Jones Inc.	20,388	563,402
Summit Industrial Income REIT	70,840	1,121,617
Sun Life Financial Inc.	208,312	10,363,305
Suncor Energy Inc.	498,969	17,936,705
Superior Plus Corp.	50,023	441,179
TC Energy Corp.	331,426	17,530,375
Teck Resources Ltd., Class B	172,400	6,801,255
TELUS Corp.	153,550	3,841,589
TFI International Inc.	35,164	2,828,667
Thomson Reuters Corp.	57,509	5,749,781
TMX Group Ltd.	24,627	2,507,271
Torex Gold Resources Inc.(a)	35,956	402,481
Toromont Industries Ltd.	33,338	2,934,803
Toronto-Dominion Bank (The)	615,822	44,480,694
Tourmaline Oil Corp.	119,144	6,135,965
TransAlta Corp.	92,947	997,011
TransAlta Renewables Inc.	36,617	507,932
Transcontinental Inc., Class A(b)	23,578	295,126
Tricon Residential Inc.	76,259	1,103,534
Wesdome Gold Mines Ltd.(a)	77,119	787,008
West Fraser Timber Co. Ltd.	25,078	2,204,147
Wheaton Precious Metals Corp.	154,871	6,941,558
Whitecap Resources Inc.	245,127	2,009,253
Winpak Ltd.	14,872	491,894
Security	Shares	Value

Canada (continued)
WSP Global Inc.	42,430	$4,948,323
Yamana Gold Inc.	399,412	2,204,360
		771,646,833
Denmark — 2.3%
ALK-Abello A/S(a)	42,460	926,211
Ambu A/S, Class B(b)	54,269	714,313
AP Moller - Maersk A/S, Class A	1,026	2,904,235
AP Moller - Maersk A/S, Class B, NVS	2,023	5,855,020
Bavarian Nordic A/S(a)(b)	29,132	552,659
Carlsberg A/S, Class B	34,380	4,367,399
Chemometec A/S	11,835	1,337,857
Chr Hansen Holding A/S	38,231	2,978,566
Coloplast A/S, Class B	41,192	5,549,744
Danske Bank A/S	237,104	3,636,902
Demant A/S(a)	47,732	2,097,512
Dfds A/S	12,120	469,368
Drilling Co. of 1972 A/S (The)(a)	14,117	703,988
DSV A/S	69,008	11,313,976
FLSmidth & Co. A/S	24,736	678,064
Genmab A/S(a)	23,360	8,214,344
GN Store Nord A/S	51,907	1,948,045
H Lundbeck A/S	28,783	659,653
ISS A/S(a)	65,898	1,081,652
Jyske Bank A/S, Registered(a)	18,836	1,041,520
Netcompany Group A/S(c)	14,857	826,231
NKT A/S(a)	26,156	1,246,580
Novo Nordisk A/S, Class B	574,050	65,571,568
Novozymes A/S, Class B	74,144	5,168,543
Orsted AS(c)	66,130	7,315,990
Pandora A/S	37,660	3,306,789
Ringkjoebing Landbobank A/S	7,042	863,548
Rockwool A/S, Class B	2,456	686,894
Royal Unibrew A/S	21,697	1,870,089
Schouw & Co. A/S	6,222	475,680
SimCorp A/S	15,986	1,119,125
Sydbank AS	30,581	1,051,156
Topdanmark AS	15,122	850,977
Tryg A/S	71,338	1,696,211
Vestas Wind Systems A/S	356,421	9,089,090
Zealand Pharma A/S(a)(b)	18,307	206,412
		158,375,911
Egypt — 0.0%
Centamin PLC	962,011	1,102,578

Faeroe Islands — 0.0%
Bakkafrost P/F	16,209	1,112,878

Finland — 1.1%
Admicom Oyj	4,691	306,824
Cargotec Oyj, Class B	12,966	448,941
Citycon Oyj	31,697	225,289
Elisa Oyj	53,781	3,152,716
Fortum Oyj	172,927	2,875,058
Huhtamaki Oyj	46,557	1,759,866
Kemira Oyj	39,758	521,513
Kesko Oyj, Class B	105,867	2,665,355
Kojamo Oyj	46,596	926,943
Kone Oyj, Class B	115,436	5,549,897
Konecranes Oyj(a)	20,958	588,998
Metsa Board Oyj, Class B	63,614	685,555

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Metso Outotec Oyj	220,008	$1,873,358
Neste Oyj	147,721	6,338,535
Nokia Oyj(a)	1,866,064	9,461,075
Nokian Renkaat Oyj	62,974	845,651
Nordea Bank Abp	1,082,129	10,788,910
Orion Oyj, Class B	47,341	1,856,833
Outokumpu Oyj	141,331	693,830
QT Group Oyj(a)	11,218	977,376
Sampo Oyj, Class A	157,542	7,649,837
Stora Enso Oyj, Class R	199,352	3,923,146
TietoEVRY Oyj	29,124	730,641
UPM-Kymmene Oyj	194,550	6,729,930
Uponor Oyj	26,156	459,583
Valmet Oyj	48,089	1,287,861
Wartsila OYJ Abp	112,938	906,874
YIT Oyj	62,726	252,479
		74,482,874
France — 8.8%
ABC arbitrage	12,693	97,751
Accor SA(a)	64,448	2,117,350
Aeroports de Paris(a)	8,426	1,191,856
Air France-KLM(a)(b)	105,939	436,390
Air Liquide SA	162,100	28,044,640
Airbus SE	198,637	21,745,158
ALD SA(c)	73,832	1,003,966
Alstom SA	99,206	2,180,588
Alten SA	12,279	1,647,937
Amundi SA(c)	23,839	1,433,439
APERAM SA	16,799	648,399
ArcelorMittal SA	230,431	6,718,837
Arkema SA	22,376	2,549,617
Atos SE	30,943	753,820
AXA SA	663,592	17,555,339
BioMerieux	15,259	1,452,684
BNP Paribas SA	383,872	19,904,291
Bollore SE	314,893	1,469,424
Bouygues SA	59,226	2,036,382
Bureau Veritas SA	106,440	3,057,671
Capgemini SE	55,078	11,212,723
Carrefour SA	214,703	4,553,328
Casino Guichard Perrachon SA(a)(b)	24,151	423,148
CGG SA(a)	417,985	480,865
Cie. de Saint-Gobain	178,164	10,393,760
Cie. Generale des Etablissements Michelin SCA	60,913	7,544,679
Cie. Plastic Omnium SA	41,178	666,578
CNP Assurances	66,584	1,463,150
Coface SA(a)	45,839	549,531
Covivio	18,249	1,299,649
Credit Agricole SA	418,481	4,518,784
Danone SA	224,504	13,576,037
Dassault Aviation SA	8,848	1,484,740
Dassault Systemes SE	228,367	10,099,383
Edenred	90,898	4,565,095
Eiffage SA	25,451	2,513,253
Electricite de France SA	199,113	1,810,144
Elior Group SA(a)(c)	119,008	363,374
Elis SA(a)	73,590	1,055,372
Engie SA	616,944	7,280,229
Esker SA	3,201	539,188
EssilorLuxottica SA	99,170	16,883,466
Security	Shares	Value

France (continued)
Eurazeo SE	6,473	$497,379
Eurofins Scientific SE	43,199	4,014,819
Europcar Mobility Group(a)(c)	1,263,634	670,001
Eutelsat Communications SA	73,816	820,347
Faurecia SE	47,299	1,028,184
Fnac Darty SA	15,728	778,730
Gaztransport Et Technigaz SA	10,400	1,238,417
Gecina SA	14,231	1,603,096
Getlink SE	124,030	2,269,638
Hermes International	10,800	13,317,015
ICADE	10,377	619,567
Imerys SA	16,896	664,702
Ipsen SA	15,529	1,609,795
IPSOS	25,806	1,242,328
JCDecaux SA(a)	47,715	1,000,253
Kering SA	25,986	13,826,433
Klepierre SA	75,071	1,796,873
Korian SA	24,811	521,055
La Francaise des Jeux SAEM(c)	32,742	1,222,618
Lagardere SA	13,724	359,455
Legrand SA	92,039	8,155,959
L’Oreal SA	85,840	31,229,439
LVMH Moet Hennessy Louis Vuitton SE	94,682	61,272,037
Maisons du Monde SA(c)	15,797	269,415
Neoen SA(a)(b)(c)	22,089	882,582
Nexans SA	13,491	1,228,860
Nexity SA	13,855	420,723
Orange SA	684,534	8,149,649
Orpea SA	20,228	723,400
Pernod Ricard SA	71,201	14,694,755
Publicis Groupe SA	77,849	4,673,795
Remy Cointreau SA	8,030	1,591,817
Renault SA(a)	71,675	1,751,278
Rexel SA(a)	57,901	1,186,082
Rubis SCA	41,236	1,096,774
Safran SA	117,438	12,612,662
Sanofi	388,819	41,096,178
Sartorius Stedim Biotech	9,546	3,123,728
Schneider Electric SE	187,044	26,835,038
SCOR SE	38,776	1,096,346
SEB SA	10,500	1,260,916
SES SA, Class A	129,369	1,157,531
Societe BIC SA	19,522	1,164,860
Societe Generale SA	284,845	6,845,977
Sodexo SA	31,109	2,340,192
SOITEC(a)	7,745	1,387,393
Solutions 30 SE(a)(b)	81,212	470,946
Sopra Steria Group SACA	3,544	628,097
SPIE SA	54,372	1,279,701
Teleperformance	20,188	7,245,697
Thales SA	26,414	3,381,649
TotalEnergies SE	857,454	42,103,534
Trigano SA	4,843	623,979
Ubisoft Entertainment SA(a)	35,063	1,585,301
Unibail-Rodamco-Westfield(a)	43,458	3,067,045
Valeo	91,373	1,661,262
Valneva SE(a)(b)	36,465	466,859
Veolia Environnement SA	230,018	6,711,137
Verallia SA(c)	26,216	720,660
Vinci SA	184,383	17,891,394

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Virbac SA	1,675	$676,276
Vivendi SE	261,695	3,005,717
Wendel SE	12,856	1,280,897
Worldline SA/France(a)(c)	87,943	3,460,045
		600,930,302
Germany — 6.3%
Aareal Bank AG	26,749	911,439
adidas AG	64,057	12,917,681
ADLER Group SA(c)	32,830	250,084
AIXTRON SE	45,637	1,169,984
Allianz SE, Registered	136,781	30,862,455
Amadeus Fire AG	4,032	564,340
Aroundtown SA	338,101	1,700,152
AURELIUS Equity Opportunities SE & Co. KGaA	14,637	389,940
Aurubis AG	17,772	2,019,599
BASF SE	304,445	16,032,978
Bayer AG, Registered	338,128	22,272,843
Bayerische Motoren Werke AG	113,158	9,241,135
Bechtle AG	15,831	731,546
Beiersdorf AG	34,734	3,488,701
Brenntag SE	52,964	4,086,886
CANCOM SE	14,306	690,801
Carl Zeiss Meditec AG, Bearer	16,354	2,054,138
Ceconomy AG	61,530	210,813
Commerzbank AG(a)	386,347	2,522,199
CompuGroup Medical SE & Co. KgaA	10,571	565,051
Continental AG(a)	38,193	2,617,791
Covestro AG(c)	61,322	2,640,251
CTS Eventim AG & Co. KGaA(a)	28,797	1,976,513
Daimler Truck Holding AG(a)	150,275	4,041,605
Delivery Hero SE(a)(c)	55,152	1,938,756
Dermapharm Holding SE	7,944	449,158
Deutsche Bank AG, Registered(a)	720,695	7,206,464
Deutsche Boerse AG	64,357	11,204,202
Deutsche EuroShop AG	17,387	288,073
Deutsche Lufthansa AG, Registered(a)	229,888	1,710,267
Deutsche Pfandbriefbank AG(c)	71,968	905,763
Deutsche Post AG, Registered	345,524	14,761,635
Deutsche Telekom AG, Registered	1,122,600	20,679,582
Duerr AG	17,108	444,632
E.ON SE	772,299	8,037,282
Eckert & Ziegler Strahlen- und Medizintechnik AG	8,270	414,997
Encavis AG	43,993	960,396
Evonik Industries AG	82,540	2,158,947
Evotec SE(a)	61,386	1,494,654
Fielmann AG	8,904	450,115
flatexDEGIRO AG(a)	50,395	860,725
Fraport AG Frankfurt Airport Services Worldwide(a)	12,559	671,144
Freenet AG	67,395	1,864,700
Fresenius Medical Care AG & Co. KGaA	65,949	4,101,160
Fresenius SE & Co. KGaA	142,961	5,053,379
GEA Group AG	62,953	2,450,536
Gerresheimer AG	10,368	720,185
Grand City Properties SA	36,403	642,697
GRENKE AG	9,837	259,501
Hamborner REIT AG	87,873	820,143
Hannover Rueck SE	15,419	2,396,583
HeidelbergCement AG	53,604	3,087,988
HelloFresh SE(a)	46,514	1,960,761
Henkel AG & Co. KGaA	43,597	2,766,714
Security	Shares	Value

Germany (continued)
HOCHTIEF AG	7,584	$458,971
Hugo Boss AG	29,285	1,642,388
Hypoport SE(a)	1,287	355,796
Infineon Technologies AG	448,267	12,723,258
Jenoptik AG	17,771	499,522
K+S AG, Registered(a)	68,114	2,287,812
KION Group AG	30,283	1,684,521
Knorr-Bremse AG	26,325	1,877,356
Krones AG	5,458	421,432
LANXESS AG	33,615	1,299,424
LEG Immobilien SE	24,738	2,536,399
Mercedes-Benz Group AG	297,428	20,760,822
Merck KGaA	47,316	8,778,408
METRO AG(a)	45,199	397,026
MorphoSys AG(a)	16,911	356,531
MTU Aero Engines AG	19,328	3,897,792
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	47,282	11,259,767
Nagarro SE(a)	5,878	826,459
Nemetschek SE	26,864	2,131,775
Nordex SE(a)	37,167	536,398
Norma Group SE	11,828	291,795
PATRIZIA AG	16,106	276,274
Pfeiffer Vacuum Technology AG	1,635	291,055
ProSiebenSat.1 Media SE	75,774	871,839
Puma SE	34,314	2,524,776
Rational AG	1,224	746,695
Rheinmetall AG	20,402	4,599,102
RWE AG	223,979	9,299,473
SAP SE	354,638	35,941,124
Scout24 SE(c)	41,441	2,621,073
Siemens AG, Registered	259,470	31,903,127
Siemens Healthineers AG(c)	96,880	5,180,169
Siltronic AG	8,201	770,148
Sirius Real Estate Ltd.	467,291	713,341
Sixt SE(a)	5,450	708,568
Software AG	18,795	578,506
Stabilus SE	8,722	410,818
Stroeer SE & Co. KGaA	18,763	1,122,524
Suedzucker AG	70,223	914,557
Symrise AG	46,739	5,561,672
TAG Immobilien AG	25,043	500,495
TeamViewer AG(a)(b)(c)	66,889	802,605
Telefonica Deutschland Holding AG	525,554	1,580,619
thyssenkrupp AG(a)	160,121	1,227,973
TUI AG(a)(b)	403,427	1,150,171
Uniper SE	39,866	1,024,741
United Internet AG, Registered	40,736	1,310,512
Varta AG(b)	7,357	688,363
Vitesco Technologies Group AG(a)	10,910	438,445
Volkswagen AG	11,684	2,533,809
Vonovia SE(b)	250,811	9,992,553
Wacker Chemie AG	5,515	875,054
Zalando SE(a)(c)	77,081	3,032,849
		429,936,746
Guernsey — 0.0%
Burford Capital Ltd.	83,594	714,783

Hong Kong — 2.3%
AIA Group Ltd.	4,191,800	41,179,227

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
ASM Pacific Technology Ltd.	129,500	$1,305,073
Bank of East Asia Ltd. (The)	661,600	978,981
BOC Hong Kong Holdings Ltd.	1,393,500	5,044,275
Budweiser Brewing Co. APAC Ltd.(c)	673,800	1,676,547
Cafe de Coral Holdings Ltd.	136,000	213,517
Champion REIT	877,000	384,463
Chow Tai Fook Jewellery Group Ltd.	771,400	1,293,423
CITIC Telecom International Holdings Ltd.	728,000	261,251
CK Asset Holdings Ltd.	771,500	5,230,106
CK Infrastructure Holdings Ltd.	294,500	1,980,043
CLP Holdings Ltd.	460,000	4,488,853
Comba Telecom Systems Holdings Ltd.(a)	1,662,000	279,065
Dah Sing Financial Holdings Ltd.	122,000	355,011
ESR Cayman Ltd.(a)(c)	778,400	2,362,916
Futu Holdings Ltd., ADR(a)(b)	22,291	713,089
Galaxy Entertainment Group Ltd.	758,000	4,325,273
Haitong International Securities Group Ltd.	943,000	149,281
Hang Lung Group Ltd.(b)	300,000	585,747
Hang Lung Properties Ltd.	757,000	1,447,816
Hang Seng Bank Ltd.	263,400	4,663,618
Health and Happiness H&H International Holdings Ltd.	133,000	146,176
Henderson Land Development Co. Ltd.	580,572	2,347,843
HK Electric Investments & HK Electric Investments Ltd., Class SS	1,037,500	1,024,675
HKBN Ltd.	399,500	466,751
HKT Trust & HKT Ltd., Class SS	1,529,000	2,194,028
Hong Kong & China Gas Co. Ltd.	4,115,482	4,539,048
Hong Kong Exchanges & Clearing Ltd.	374,500	15,885,906
Hong Kong Technology Venture Co. Ltd.	340,000	288,140
Hongkong Land Holdings Ltd.(b)	436,500	2,036,255
Hysan Development Co. Ltd.	217,000	640,187
Jardine Matheson Holdings Ltd.	75,200	3,995,376
Johnson Electric Holdings Ltd.	145,000	164,651
K Wah International Holdings Ltd.	672,000	251,838
Kerry Logistics Network Ltd.	144,398	332,064
Kerry Properties Ltd.	312,500	845,042
Link REIT	764,700	6,605,312
Luk Fook Holdings International Ltd.	127,000	290,691
Man Wah Holdings Ltd.	615,600	576,156
Melco International Development Ltd.(a)	221,000	174,493
Melco Resorts & Entertainment Ltd., ADR(a)(b)	95,843	548,222
MTR Corp. Ltd.	443,000	2,353,705
New World Development Co. Ltd.	612,000	2,340,772
NWS Holdings Ltd.	806,000	729,656
Pacific Basin Shipping Ltd.	1,968,000	902,939
PCCW Ltd.	3,182,000	1,802,802
Power Assets Holdings Ltd.	394,000	2,653,613
Sands China Ltd.(a)	669,600	1,475,915
Sino Land Co. Ltd.	1,200,000	1,586,139
SITC International Holdings Co. Ltd.	388,000	1,289,894
SJM Holdings Ltd.(a)	771,000	323,869
Sun Hung Kai Properties Ltd.	412,500	4,750,797
Sunlight REIT	638,000	311,700
Swire Pacific Ltd., Class A	131,500	749,012
Swire Properties Ltd.	522,600	1,252,441
Techtronic Industries Co. Ltd.	452,500	6,040,013
Value Partners Group Ltd.(b)	932,000	352,711
Vitasoy International Holdings Ltd.	290,000	525,792
Vobile Group Ltd.(a)(b)	855,000	432,365
VTech Holdings Ltd.	60,400	427,263
Security	Shares	Value

Hong Kong (continued)
WH Group Ltd.(c)	3,700,000	$2,555,217
Wharf Real Estate Investment Co. Ltd.	662,000	3,119,720
Wynn Macau Ltd.(a)	648,400	398,264
Xinyi Glass Holdings Ltd.	696,000	1,540,117
Yue Yuen Industrial Holdings Ltd.(a)	389,000	572,174
		160,757,319
Ireland — 0.5%
AIB Group PLC	294,607	639,926
Bank of Ireland Group PLC(a)	361,874	2,193,212
Cairn Homes PLC(a)	570,281	687,674
CRH PLC	263,892	10,430,290
Flutter Entertainment PLC, Class DI(a)	57,178	5,745,783
Glanbia PLC	82,992	996,347
Glenveagh Properties PLC(a)(c)	650,817	785,360
Grafton Group PLC	90,155	1,091,891
Greencore Group PLC(a)	239,043	344,470
Kerry Group PLC, Class A	55,479	6,145,396
Kingspan Group PLC	52,125	4,852,162
Smurfit Kappa Group PLC	84,353	3,564,401
		37,476,912
Israel — 1.0%
Airport City Ltd.(a)	46,908	1,044,299
Alony Hetz Properties & Investments Ltd.	58,642	959,751
Amot Investments Ltd.	113,658	862,756
AudioCodes Ltd.	19,330	449,766
Azrieli Group Ltd.	21,339	1,832,983
Bank Hapoalim BM	345,585	3,203,991
Bank Leumi Le-Israel BM	464,955	4,879,585
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	611,354	969,171
Big Shopping Centers Ltd.	9,104	1,375,786
Check Point Software Technologies Ltd.(a)	38,748	4,893,485
Cognyte Software Ltd.(a)	31,170	211,333
Compugen Ltd.(a)(b)	65,372	155,585
CyberArk Software Ltd.(a)(b)	15,507	2,436,770
Elbit Systems Ltd.	12,493	2,711,829
Energix-Renewable Energies Ltd.(b)	199,613	676,287
Enlight Renewable Energy Ltd.(a)	404,896	868,681
First International Bank Of Israel Ltd. (The)	38,815	1,629,939
Fiverr International Ltd.(a)(b)	13,342	710,462
Gav-Yam Lands Corp. Ltd.	56,046	616,861
Gazit-Globe Ltd.(b)	39,119	366,729
Grab Holdings Ltd., Class A(a)(b)	376,947	1,111,994
Harel Insurance Investments & Financial Services Ltd.	65,383	801,392
ICL Group Ltd.	246,069	2,668,446
Inmode Ltd.(a)	32,076	805,428
Isracard Ltd.	225,451	1,134,572
Israel Discount Bank Ltd., Class A	481,348	2,843,052
Kornit Digital Ltd.(a)(b)	13,402	891,233
Mehadrin Ltd.(a)	—	2
Melisron Ltd.(a)	12,605	1,022,479
Mivne Real Estate KD Ltd.(b)	434,954	1,629,682
Mizrahi Tefahot Bank Ltd.	70,464	2,606,440
Nano Dimension Ltd., ADR(a)(b)	166,887	473,959
Nice Ltd.(a)	21,603	4,491,893
Nova Ltd.(a)	12,295	1,179,025
Paz Oil Co. Ltd.(a)	6,389	990,194
Phoenix Holdings Ltd. (The)	43,748	550,369
Plus500 Ltd.	48,536	945,137
Radware Ltd.(a)	21,253	614,424

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Reit 1 Ltd.(b)	156,459	$1,015,008
Shapir Engineering and Industry Ltd.(b)	122,806	1,148,997
Shikun & Binui Ltd.(a)(b)	146,784	865,360
Shufersal Ltd.(b)	139,188	1,171,072
Strauss Group Ltd.	35,115	938,662
Teva Pharmaceutical Industries Ltd., ADR(a)	406,000	3,536,260
Tower Semiconductor Ltd.(a)	31,806	1,529,556
Wix.com Ltd.(a)(b)	20,777	1,567,832
ZIM Integrated Shipping Services Ltd.	19,410	1,079,778
		68,468,295
Italy — 1.8%
A2A SpA	627,825	1,072,675
ACEA SpA	23,401	401,418
Amplifon SpA	56,564	2,256,613
Anima Holding SpA(c)	87,325	425,512
Ascopiave SpA	48,700	179,982
Assicurazioni Generali SpA	379,807	7,190,916
Atlantia SpA(a)	172,941	4,125,601
Autogrill SpA(a)	83,288	618,488
Azimut Holding SpA	29,493	626,015
Banca Generali SpA	20,600	681,059
Banca Mediolanum SpA	79,319	575,804
Banca Popolare di Sondrio SPA	239,197	949,957
Banco BPM SpA	623,547	1,964,607
BFF Bank SpA(c)	73,590	458,878
BPER Banca	327,959	547,887
Brembo SpA	114,157	1,142,572
Brunello Cucinelli SpA(a)	17,859	914,088
Buzzi Unicem SpA	34,795	644,357
De’ Longhi SpA	25,282	613,082
DiaSorin SpA	5,213	682,860
Enav SpA(a)(c)	146,032	674,152
Enel SpA	2,776,863	18,057,642
Eni SpA	834,083	11,659,471
ERG SpA	30,343	1,045,491
Ferrari NV	44,260	9,319,153
FinecoBank Banca Fineco SpA	206,903	2,876,233
Hera SpA	392,525	1,463,958
Infrastrutture Wireless Italiane SpA(c)	49,713	530,454
Interpump Group SpA	11,088	448,285
Intesa Sanpaolo SpA	5,709,352	11,634,041
Iren SpA	293,844	759,567
Italgas SpA	156,645	1,014,225
Leonardo SpA(a)	110,806	1,140,348
Mediobanca Banca di Credito Finanziario SpA	249,563	2,501,332
Moncler SpA	74,750	3,894,004
Nexi SpA(a)(c)	161,920	1,588,098
Pirelli & C SpA(c)	137,232	680,122
Poste Italiane SpA(c)	216,901	2,125,443
Prysmian SpA	99,245	3,227,934
Recordati Industria Chimica e Farmaceutica SpA	47,008	2,265,238
Reply SpA	5,902	868,875
Saipem SpA(a)(b)	198,934	225,144
Salvatore Ferragamo SpA(a)	19,008	330,371
Snam SpA	744,723	4,084,508
Societa Cattolica Di Assicurazione SPA(a)	45,550	295,280
Tamburi Investment Partners SpA	64,971	591,913
Technogym SpA(c)	52,775	398,342
Telecom Italia SpA/Milano	3,535,532	1,032,449
Tenaris SA	185,918	2,841,233
Security	Shares	Value

Italy (continued)
Terna - Rete Elettrica Nazionale	520,723	$4,247,059
UniCredit SpA	696,841	6,449,319
Unipol Gruppo SpA	264,241	1,440,806
		125,782,861
Japan — 20.0%
77 Bank Ltd. (The)	61,000	756,370
ABC-Mart Inc.	15,100	626,196
Activia Properties Inc.	203	648,690
ADEKA Corp.	30,700	588,770
Advance Residence Investment Corp.	202	554,907
Advantest Corp.	71,500	4,879,737
Aeon Co. Ltd.	242,600	4,610,674
Aeon Delight Co. Ltd.	17,500	374,043
AEON Financial Service Co. Ltd.	75,600	695,021
Aeon Mall Co. Ltd.	33,800	411,263
AEON REIT Investment Corp.	659	756,607
AGC Inc.	57,800	2,166,888
Ai Holdings Corp.	17,600	231,057
Aica Kogyo Co. Ltd.	15,300	354,167
Aiful Corp.	364,200	1,038,087
Ain Holdings Inc.	7,900	354,352
Air Water Inc.	65,400	868,048
Aisin Corp.	57,300	1,664,597
Ajinomoto Co. Inc.	170,500	4,429,853
Alfresa Holdings Corp.	68,700	934,231
Alps Alpine Co. Ltd.	83,300	737,423
Amada Co. Ltd.	87,100	676,328
Amano Corp.	15,700	302,244
ANA Holdings Inc.(a)	15,200	286,530
AnGes Inc.(a)(b)	69,900	196,223
Anritsu Corp.	42,300	531,902
Aozora Bank Ltd.	38,500	770,790
Arcs Co. Ltd.	16,400	259,636
Ariake Japan Co. Ltd.	7,500	300,910
As One Corp.	12,000	637,115
Asahi Group Holdings Ltd.	145,200	5,472,996
Asahi Holdings Inc.	62,300	988,916
Asahi Intecc Co. Ltd.	75,600	1,460,889
Asahi Kasei Corp.	478,800	3,928,405
Asics Corp.	55,900	881,920
Astellas Pharma Inc.	685,500	10,437,228
Atom Corp.(a)(b)	91,600	521,971
Autobacs Seven Co. Ltd.	52,500	552,774
Awa Bank Ltd. (The)	13,900	229,425
Azbil Corp.	24,700	749,943
Bandai Namco Holdings Inc.	67,600	4,576,716
Bank of Kyoto Ltd. (The)	18,900	823,428
BASE Inc.(a)(b)	82,400	224,075
BayCurrent Consulting Inc.	4,400	1,442,616
Benefit One Inc.	29,500	447,292
Benesse Holdings Inc.	60,000	1,049,813
BeNext-Yumeshin Group Co.	30,000	345,472
Bic Camera Inc.	83,500	704,772
BIPROGY Inc.	22,400	565,935
BML Inc.	14,800	380,887
Bridgestone Corp.	171,400	6,282,441
Brother Industries Ltd.	79,900	1,388,629
Calbee Inc.	27,300	489,008
Canon Inc.	343,800	7,910,545
Canon Marketing Japan Inc.	18,500	402,557

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Capcom Co. Ltd.	44,400	$1,171,587
Casio Computer Co. Ltd.	80,600	835,810
Central Glass Co. Ltd.	19,400	357,232
Central Japan Railway Co.	53,200	6,697,090
Change Inc.	17,400	242,538
Chiba Bank Ltd/The	179,300	1,033,357
Chiyoda Corp.(a)	118,700	392,464
Chubu Electric Power Co. Inc.	212,900	2,149,239
Chudenko Corp.	12,200	196,099
Chugai Pharmaceutical Co. Ltd.	243,000	7,281,530
Chugoku Bank Ltd. (The)	85,400	627,994
Chugoku Electric Power Co. Inc. (The)	109,800	723,200
Citizen Watch Co. Ltd.	128,900	486,482
CKD Corp.	17,900	231,800
Coca-Cola Bottlers Japan Holdings Inc.	61,500	689,443
COLOPL Inc.	30,300	149,337
Colowide Co. Ltd.	26,800	343,014
Comforia Residential REIT Inc.	261	650,366
COMSYS Holdings Corp.	47,200	979,975
Comture Corp.	18,700	403,908
Concordia Financial Group Ltd.	495,000	1,801,357
Cosmo Energy Holdings Co. Ltd.	27,300	678,251
Cosmos Pharmaceutical Corp.	6,200	571,563
CRE Logistics REIT Inc.	642	981,783
Create Restaurants Holdings Inc.	67,500	422,136
Create SD Holdings Co. Ltd.	10,900	249,317
Credit Saison Co. Ltd.	47,900	539,519
CyberAgent Inc.	135,400	1,430,482
CYBERDYNE Inc.(a)(b)	84,200	209,867
Dai Nippon Printing Co. Ltd.	80,100	1,673,932
Daicel Corp.	88,100	538,554
Daido Steel Co. Ltd.	8,200	233,904
Daifuku Co. Ltd.	26,700	1,641,746
Daihen Corp.	5,500	157,341
Daiichi Jitsugyo Co. Ltd.	4,300	124,857
Dai-ichi Life Holdings Inc.	365,600	7,320,780
Daiichi Sankyo Co. Ltd.	617,500	15,547,968
Daiichikosho Co. Ltd.	20,600	561,868
Daikin Industries Ltd.	80,700	12,332,379
Daio Paper Corp.	61,900	738,116
Daiseki Co. Ltd.	29,460	1,059,564
Daishi Hokuetsu Financial Group Inc.	17,200	332,689
Daito Trust Construction Co. Ltd.	14,400	1,386,890
Daiwa House Industry Co. Ltd.	161,800	3,889,701
Daiwa House REIT Investment Corp.	635	1,545,591
Daiwa Office Investment Corp.	112	634,061
Daiwa Securities Group Inc.	570,800	2,797,564
Daiwa Securities Living Investments Corp.	663	583,501
Daiwabo Holdings Co. Ltd.	56,200	727,214
DCM Holdings Co. Ltd.	44,700	369,076
DeNA Co. Ltd.(a)	24,500	355,105
Denka Co. Ltd.	24,700	662,158
Denso Corp.	139,400	8,495,769
Dentsu Group Inc.	75,200	2,710,333
Descente Ltd.	18,000	345,676
Dexerials Corp.	26,600	583,267
DIC Corp.	59,500	1,134,589
Digital Arts Inc.	6,400	357,567
Digital Garage Inc.	19,300	638,727
Dip Corp.	11,100	361,891
Security	Shares	Value

Japan (continued)
Disco Corp.	5,500	$1,346,127
DMG Mori Co. Ltd.	35,700	448,048
Dowa Holdings Co. Ltd.	24,800	1,055,008
DTS Corp.	11,000	241,355
Duskin Co. Ltd.	14,100	300,776
Earth Corp.	10,000	422,620
East Japan Railway Co.	86,700	4,521,124
Ebara Corp.	50,700	2,328,516
EDION Corp.	30,600	275,369
eGuarantee Inc.	16,000	265,607
Eiken Chemical Co. Ltd.	14,400	190,718
Eisai Co. Ltd.	78,500	3,418,748
Elecom Co. Ltd.	20,500	245,822
Electric Power Development Co. Ltd.	64,400	882,460
en Japan Inc.	12,900	303,097
ENEOS Holdings Inc.	1,117,400	3,931,697
eRex Co. Ltd.	13,400	202,830
Euglena Co. Ltd.(a)(b)	71,600	473,720
EXEO Group Inc.	32,100	534,395
Ezaki Glico Co. Ltd.	17,900	513,168
Fancl Corp.	30,400	581,948
FANUC Corp.	67,500	10,342,893
Fast Retailing Co. Ltd.	18,100	8,333,346
FCC Co. Ltd.	15,200	151,831
Ferrotec Holdings Corp.	24,300	445,598
Food & Life Companies Ltd.	29,000	688,188
FP Corp.	15,100	341,521
Freee KK(a)	16,300	470,309
Frontier Real Estate Investment Corp.	170	658,672
Fuji Corp./Aichi	24,300	405,434
Fuji Electric Co. Ltd.	26,200	1,148,888
Fuji Kyuko Co. Ltd.	14,900	471,501
Fuji Oil Holdings Inc.	15,000	212,878
Fuji Seal International Inc.	19,200	254,995
Fuji Soft Inc.	12,400	660,886
FUJIFILM Holdings Corp.	128,600	7,069,302
Fujikura Ltd.	105,100	497,175
Fujimi Inc.	11,500	501,394
Fujitec Co. Ltd.	33,900	730,612
Fujitsu General Ltd.	26,400	469,236
Fujitsu Ltd.	70,000	10,580,441
Fujiya Co. Ltd.	20,500	378,842
Fukuoka Financial Group Inc.	57,600	1,052,426
Fukuoka REIT Corp.	390	487,758
Fukuyama Transporting Co. Ltd.	12,300	344,273
Funai Soken Holdings Inc.	16,200	271,677
Furukawa Electric Co. Ltd.	19,500	316,662
Fuso Chemical Co. Ltd.	7,600	223,695
Future Corp.	35,000	512,822
Fuyo General Lease Co. Ltd.	7,500	405,786
Giken Ltd.	7,600	208,546
Global One Real Estate Investment Corp.	295	252,873
Glory Ltd.	17,300	278,270
GLP J-Reit	1,456	1,964,689
GMO internet Inc.	41,100	821,391
GMO Payment Gateway Inc.	10,300	864,169
GNI Group Ltd.(a)(b)	61,700	541,297
Goldwin Inc.	7,600	381,197
Gree Inc.	54,100	412,203
GS Yuasa Corp.	32,500	563,561

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
GungHo Online Entertainment Inc.(b)	48,600	$991,554
Gunma Bank Ltd. (The)	327,000	939,976
H.U. Group Holdings Inc.	17,200	383,258
H2O Retailing Corp.	47,100	308,094
Hachijuni Bank Ltd. (The)	165,600	546,106
Hakuhodo DY Holdings Inc.	76,900	907,541
Hamakyorex Co. Ltd.	7,200	161,455
Hamamatsu Photonics KK.	57,200	2,559,309
Hankyu Hanshin Holdings Inc.	76,100	2,008,401
Hankyu Hanshin REIT Inc.	325	369,335
Hanwa Co. Ltd.	12,000	293,323
Harmonic Drive Systems Inc.(b)	22,000	556,410
Haseko Corp.	84,100	921,486
Hazama Ando Corp.	60,500	420,345
Heiwa Corp.	21,900	329,280
Heiwa Real Estate Co. Ltd.	18,400	580,433
Heiwa Real Estate REIT Inc.	480	549,847
Heiwado Co. Ltd.	13,600	205,171
Hikari Tsushin Inc.	6,800	796,234
Hino Motors Ltd.	94,800	489,357
Hioki E.E. Corp.	7,400	443,882
Hirogin Holdings Inc.	163,800	807,069
Hirose Electric Co. Ltd.	4,305	546,192
HIS Co. Ltd.(a)(b)	22,600	385,333
Hisamitsu Pharmaceutical Co. Inc.	15,400	421,909
Hitachi Construction Machinery Co. Ltd.	18,200	412,072
Hitachi Ltd.	325,400	15,432,567
Hitachi Metals Ltd.(a)	46,200	720,936
Hitachi Transport System Ltd.	19,900	1,306,226
Hitachi Zosen Corp.	58,300	314,600
Hogy Medical Co. Ltd.	9,400	234,746
Hokkaido Electric Power Co. Inc.	89,600	332,604
Hokuetsu Corp.	61,500	315,066
Hokuhoku Financial Group Inc.	45,300	306,539
Hokuriku Electric Power Co.	74,500	295,539
Honda Motor Co. Ltd.	560,400	14,740,510
Horiba Ltd.	10,100	491,399
Hoshino Resorts REIT Inc.	155	799,590
Hoshizaki Corp.	8,800	557,412
Hosiden Corp.	60,600	577,889
House Foods Group Inc.	24,000	561,704
Hoya Corp.	131,700	13,070,184
Hulic Co. Ltd.	39,800	336,047
Hulic Reit Inc.	443	550,311
Ibiden Co. Ltd.	27,400	1,023,989
Ichibanya Co. Ltd.	6,400	237,802
Ichigo Inc.	167,300	375,174
Ichigo Office REIT Investment Corp.	676	433,934
Idec Corp./Japan	33,200	586,017
Idemitsu Kosan Co. Ltd.	58,100	1,531,229
IHI Corp.	53,200	1,206,298
Iida Group Holdings Co. Ltd.	31,800	505,767
Inaba Denki Sangyo Co. Ltd.	16,900	331,450
Inabata & Co. Ltd.	18,100	296,183
Industrial & Infrastructure Fund Investment Corp.	419	601,217
Infocom Corp.	15,900	271,027
Infomart Corp.	73,600	366,554
Information Services International-Dentsu Ltd.	13,300	381,952
INFRONEER Holdings Inc.	102,252	744,809
Inpex Corp.	342,000	4,069,173
Security	Shares	Value

Japan (continued)
Internet Initiative Japan Inc.	26,800	$836,462
Invincible Investment Corp.	3,204	1,044,750
IR Japan Holdings Ltd.	5,300	167,847
Iriso Electronics Co. Ltd.	12,700	296,762
Isetan Mitsukoshi Holdings Ltd.	155,000	1,150,344
Isuzu Motors Ltd.	162,700	1,898,022
Ito En Ltd.	12,300	505,475
Itochu Advance Logistics Investment Corp.	498	615,195
ITOCHU Corp.	405,000	12,223,295
Itochu Techno-Solutions Corp.	31,000	725,889
Itoham Yonekyu Holdings Inc.	153,000	770,056
Iwatani Corp.	14,000	557,015
Iyo Bank Ltd. (The)	88,800	430,582
Izumi Co. Ltd.	15,200	330,351
J Front Retailing Co. Ltd.	148,600	1,113,553
JAFCO Group Co. Ltd.	39,300	473,807
Japan Airlines Co. Ltd.(a)	47,800	789,153
Japan Airport Terminal Co. Ltd.(a)	26,000	1,077,349
Japan Aviation Electronics Industry Ltd.	59,300	829,198
Japan Display Inc.(a)(b)	642,800	330,757
Japan Elevator Service Holdings Co. Ltd.	57,200	747,539
Japan Excellent Inc.	483	473,912
Japan Exchange Group Inc.	157,800	2,349,706
Japan Hotel REIT Investment Corp.	2,218	1,126,492
Japan Lifeline Co. Ltd.	26,400	220,052
Japan Logistics Fund Inc.	339	827,331
Japan Material Co. Ltd.	68,800	1,039,446
Japan Metropolitan Fund Invest	2,562	2,036,351
Japan Petroleum Exploration Co. Ltd.	22,900	456,488
Japan Post Bank Co. Ltd.	60,600	457,184
Japan Post Holdings Co. Ltd.	811,200	5,688,015
Japan Post Insurance Co. Ltd.	75,700	1,224,053
Japan Prime Realty Investment Corp.	285	864,621
Japan Real Estate Investment Corp.	476	2,303,772
Japan Securities Finance Co. Ltd.	44,500	321,437
Japan Steel Works Ltd. (The)	28,100	790,863
Japan Tobacco Inc.	398,600	6,780,897
JCR Pharmaceuticals Co. Ltd.	23,200	431,168
JCU Corp.	5,700	145,180
Jeol Ltd.	15,200	682,610
JFE Holdings Inc.	154,400	1,888,118
JGC Holdings Corp.	91,800	1,038,826
JINS Holdings Inc.	12,400	408,683
JMDC Inc.(a)	16,200	781,219
Joyful Honda Co. Ltd.	15,900	190,691
JSR Corp.	69,100	1,876,418
JTEKT Corp.	84,000	585,641
JTOWER Inc.(a)(b)	6,000	281,961
Justsystems Corp.	12,000	521,560
Kadokawa Corp.	49,000	1,228,330
Kagome Co. Ltd.	31,700	793,325
Kajima Corp.	151,200	1,685,045
Kakaku.com Inc.	58,000	1,214,625
Kaken Pharmaceutical Co. Ltd.	11,600	351,505
Kamigumi Co. Ltd.	55,900	949,120
Kanamoto Co. Ltd.	12,100	180,815
Kandenko Co. Ltd.	87,500	554,890
Kaneka Corp.	16,100	430,797
Kanematsu Corp.	34,300	354,495
Kansai Electric Power Co Inc/The	246,400	2,159,941

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kansai Paint Co. Ltd.	65,200	$897,929
Kao Corp.	150,000	6,011,770
Katitas Co. Ltd.	25,100	585,504
Kato Sangyo Co. Ltd.	8,900	230,938
Kawasaki Heavy Industries Ltd.	58,100	1,033,180
Kawasaki Kisen Kaisha Ltd.	18,300	956,762
KDDI Corp.	557,200	18,451,505
Keihan Holdings Co. Ltd.	29,700	633,494
Keikyu Corp.	77,800	783,641
Keio Corp.	19,300	740,204
Keisei Electric Railway Co. Ltd.	55,900	1,370,638
Kenedix Office Investment Corp.	141	736,966
Kenedix Residential Next Investment Corp.	401	645,066
Kenedix Retail REIT Corp.	330	694,729
Kewpie Corp.	34,200	575,988
Keyence Corp.	67,200	27,014,677
KH Neochem Co. Ltd.	13,700	259,166
Kikkoman Corp.	59,500	3,343,967
Kinden Corp.	77,300	915,968
Kintetsu Group Holdings Co. Ltd.	48,900	1,402,024
Kintetsu World Express Inc.	14,300	340,662
Kirin Holdings Co. Ltd.	285,600	4,163,398
Kissei Pharmaceutical Co. Ltd.	9,400	186,009
Ki-Star Real Estate Co. Ltd.	5,700	235,116
Kitz Corp.	92,000	467,665
Kiyo Bank Ltd. (The)	64,300	705,292
Kobayashi Pharmaceutical Co. Ltd.	8,200	559,196
Kobe Bussan Co. Ltd.(b)	35,700	870,341
Kobe Steel Ltd.	118,300	512,871
Koei Tecmo Holdings Co. Ltd.	28,690	879,779
Kohnan Shoji Co. Ltd.	10,500	304,082
Koito Manufacturing Co. Ltd.	19,600	719,213
Kokuyo Co. Ltd.	31,400	408,959
Komatsu Ltd.	315,400	7,098,543
KOMEDA Holdings Co. Ltd.	28,800	496,136
Komeri Co. Ltd.	8,700	183,771
Konami Holdings Corp.	25,900	1,592,678
Konica Minolta Inc.	154,100	536,317
Kose Corp.	7,300	749,425
Kotobuki Spirits Co. Ltd.	8,600	452,679
K’s Holdings Corp.	70,600	699,160
Kubota Corp.	376,300	6,392,832
Kumagai Gumi Co. Ltd.	16,300	340,162
Kura Sushi Inc.(b)	9,800	242,683
Kuraray Co. Ltd.	121,700	973,324
Kureha Corp.	7,000	525,914
Kurita Water Industries Ltd.	14,400	491,275
Kusuri no Aoki Holdings Co. Ltd.	8,500	376,585
Kyocera Corp.	92,300	4,846,390
KYORIN Holdings Inc.	23,100	335,929
Kyoritsu Maintenance Co. Ltd.	17,900	651,834
Kyowa Kirin Co. Ltd.	76,500	1,612,373
Kyudenko Corp.	14,500	328,829
Kyushu Electric Power Co. Inc.	139,200	873,674
Kyushu Financial Group Inc.	164,600	505,133
Kyushu Railway Co.	54,100	1,060,400
LaSalle Logiport REIT	639	864,504
Lasertec Corp.	25,300	3,380,114
Lawson Inc.	16,400	603,195
Leopalace21 Corp.(a)	142,500	214,349
Security	Shares	Value

Japan (continued)
Lintec Corp.	13,300	$247,747
Lion Corp.	75,900	782,031
LITALICO Inc.	12,600	259,926
Lixil Corp.	80,200	1,410,583
M&A Capital Partners Co. Ltd.(a)	4,100	127,349
M3 Inc.	154,100	4,921,020
Mabuchi Motor Co. Ltd.	14,200	379,261
Macnica Fuji Electronics Holdings Inc.	23,400	485,149
Makino Milling Machine Co. Ltd.	12,800	394,411
Makita Corp.	77,000	2,275,877
Mandom Corp.	17,400	173,003
Mani Inc.	23,200	264,944
Marubeni Corp.	580,000	6,331,056
Maruha Nichiro Corp.	21,300	392,006
Marui Group Co. Ltd.	68,200	1,174,232
Maruichi Steel Tube Ltd.	29,800	636,002
Maruwa Co. Ltd./Aichi	6,800	792,853
Maruzen Showa Unyu Co. Ltd.	9,000	219,686
Matsui Securities Co. Ltd.	57,000	352,535
MatsukiyoCocokara & Co.	29,490	974,802
Mazda Motor Corp.	158,100	1,122,629
McDonald’s Holdings Co. Japan Ltd.	10,100	400,696
Mebuki Financial Group Inc.	598,200	1,204,471
Medipal Holdings Corp.	67,800	1,116,557
Megachips Corp.(a)	11,500	294,618
Megmilk Snow Brand Co. Ltd.	18,200	271,286
Meidensha Corp.	20,500	371,238
MEIJI Holdings Co. Ltd.	28,200	1,405,682
Meiko Electronics Co. Ltd.	18,400	486,602
Meitec Corp.	10,500	557,339
Menicon Co. Ltd.	18,800	401,557
Mercari Inc.(a)(b)	32,100	526,035
Milbon Co. Ltd.	9,800	410,335
MINEBEA MITSUMI Inc	98,100	1,882,162
Mirai Corp.	1,249	485,154
Mirait Holdings Corp.	28,100	393,783
MISUMI Group Inc	82,100	2,058,601
Mitani Sekisan Co. Ltd.	6,700	267,026
Mitsubishi Chemical Holdings Corp.	419,300	2,556,740
Mitsubishi Corp.	445,700	14,964,609
Mitsubishi Electric Corp.	639,300	6,696,213
Mitsubishi Estate Co. Ltd.	379,800	5,532,383
Mitsubishi Estate Logistics REIT Investment Corp.	236	846,702
Mitsubishi Gas Chemical Co. Inc.	67,300	982,779
Mitsubishi HC Capital Inc.	308,530	1,388,222
Mitsubishi Heavy Industries Ltd.	86,700	2,964,283
Mitsubishi Logistics Corp.	21,200	488,608
Mitsubishi Materials Corp.	63,700	996,474
Mitsubishi Motors Corp.(a)	240,500	601,493
Mitsubishi UFJ Financial Group Inc.	4,198,000	24,404,540
Mitsui & Co. Ltd.	548,900	13,292,046
Mitsui Chemicals Inc.	62,400	1,425,708
Mitsui Fudosan Co. Ltd.	325,100	6,890,084
Mitsui Fudosan Logistics Park Inc.	256	1,097,580
Mitsui Mining & Smelting Co. Ltd.	21,900	553,756
Mitsui OSK Lines Ltd.	127,200	2,977,893
Miura Co. Ltd.	27,000	563,967
Mixi Inc.	14,500	249,436
Mizuho Financial Group Inc.	779,050	9,459,775
Mizuho Leasing Co. Ltd.	19,600	454,342

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mochida Pharmaceutical Co. Ltd.	20,000	$569,684
Monex Group Inc.	72,900	332,479
Money Forward Inc.(a)	20,900	710,634
Monogatari Corp. (The)	2,800	116,760
MonotaRO Co. Ltd.	92,500	1,588,969
Mori Hills REIT Investment Corp.	536	607,898
Mori Trust Hotel Reit Inc.	583	578,466
Mori Trust Sogo REIT Inc.	325	353,882
Morinaga & Co. Ltd./Japan	15,200	471,332
Morinaga Milk Industry Co. Ltd.	16,600	668,511
MOS Food Services Inc.	19,200	439,951
MS&AD Insurance Group Holdings Inc.	138,300	4,116,812
Murata Manufacturing Co. Ltd.	202,800	12,088,397
Musashi Seimitsu Industry Co. Ltd.	13,200	134,146
Nabtesco Corp.	23,400	533,698
Nachi-Fujikoshi Corp.	23,300	677,647
Nagase & Co. Ltd.	32,100	459,994
Nagawa Co. Ltd.	4,500	317,186
Nagoya Railroad Co. Ltd.	39,300	631,203
Nakanishi Inc.	27,700	452,756
Nankai Electric Railway Co. Ltd.	55,700	994,403
NEC Corp.	59,000	2,288,956
NEC Networks & System Integration Corp.	68,100	966,968
NET One Systems Co. Ltd.	29,800	711,111
Nexon Co. Ltd.	159,500	3,631,990
Nextage Co. Ltd.	20,800	317,896
NGK Insulators Ltd.	79,300	1,066,713
NGK Spark Plug Co. Ltd.	59,500	913,041
NH Foods Ltd.	16,100	508,445
NHK Spring Co. Ltd.	83,600	539,967
Nichias Corp.	19,300	346,617
Nichicon Corp.	13,600	123,147
Nichiha Corp.	7,000	126,557
Nichirei Corp.	46,200	848,254
Nidec Corp.	152,400	9,852,517
Nifco Inc./Japan	23,900	504,621
Nihon Kohden Corp.	25,100	602,553
Nihon M&A Center Holdings Inc.	124,800	1,536,763
Nihon Parkerizing Co. Ltd.	37,500	265,243
Nikkon Holdings Co. Ltd.	60,000	908,762
Nikon Corp.	103,600	1,164,134
Nintendo Co. Ltd.	35,600	16,247,509
Nippn Corp., New	15,000	195,097
Nippon Accommodations Fund Inc.	159	782,901
Nippon Building Fund Inc.	507	2,631,991
Nippon Ceramic Co. Ltd.	8,500	155,185
Nippon Densetsu Kogyo Co. Ltd.	14,800	184,003
Nippon Electric Glass Co. Ltd.	52,900	1,064,900
Nippon Express Holdings Inc.	22,100	1,295,740
Nippon Gas Co. Ltd.	38,700	549,166
Nippon Kayaku Co. Ltd.	49,000	427,051
Nippon Light Metal Holdings Co. Ltd.	59,070	756,832
Nippon Paint Holdings Co. Ltd.	293,900	2,328,079
Nippon Paper Industries Co. Ltd.	34,800	276,411
Nippon Prologis REIT Inc.	586	1,621,912
NIPPON REIT Investment Corp.	193	553,214
Nippon Sanso Holdings Corp.	51,600	928,567
Nippon Seiki Co. Ltd.	58,700	424,933
Nippon Shinyaku Co. Ltd.	7,000	473,436
Nippon Shokubai Co. Ltd.	8,700	350,013
Security	Shares	Value

Japan (continued)
Nippon Soda Co. Ltd.	10,100	$267,112
Nippon Steel Corp.	308,400	4,896,954
Nippon Suisan Kaisha Ltd.	98,500	434,908
Nippon Telegraph & Telephone Corp.	410,600	12,100,111
Nippon Yusen KK	54,400	3,924,633
Nipro Corp.	40,300	317,549
Nishimatsu Construction Co. Ltd.	12,900	379,793
Nishimatsuya Chain Co. Ltd.	19,000	233,191
Nishi-Nippon Financial Holdings Inc.	56,300	338,384
Nishi-Nippon Railroad Co. Ltd.	20,500	410,098
Nissan Chemical Corp.	46,200	2,440,404
Nissan Motor Co. Ltd.(a)	834,400	3,340,559
Nissha Co. Ltd.	20,200	213,199
Nisshin Oillio Group Ltd. (The)	17,300	391,521
Nisshin Seifun Group Inc.	69,700	929,158
Nisshinbo Holdings Inc.	54,900	410,765
Nissin Electric Co. Ltd.	22,600	240,977
Nissin Foods Holdings Co. Ltd.	18,600	1,293,864
Nitori Holdings Co. Ltd.	19,100	1,964,995
Nitta Corp.	12,000	254,768
Nitto Boseki Co. Ltd.	11,200	217,182
Nitto Denko Corp.	50,100	3,362,758
Nittoku Co. Ltd.	15,400	229,927
Noevir Holdings Co. Ltd.	13,300	521,481
NOF Corp.	10,600	397,865
Nojima Corp.	8,900	179,001
NOK Corp.	36,300	308,850
Nomura Co. Ltd.	40,400	277,809
Nomura Holdings Inc.	1,025,500	3,948,639
Nomura Real Estate Holdings Inc.	34,700	845,491
Nomura Real Estate Master Fund Inc.	873	1,096,086
Nomura Research Institute Ltd.	109,500	3,096,268
NS Solutions Corp.	13,800	411,701
NSD Co. Ltd.	30,500	541,416
NSK Ltd.	153,700	850,535
NTN Corp.(a)	399,700	638,456
NTT Data Corp.	228,800	4,218,594
NTT UD REIT Investment Corp.	663	765,826
Obayashi Corp.	153,700	1,057,016
OBIC Business Consultants Co. Ltd.	10,300	370,201
Obic Co. Ltd.	16,000	2,363,828
Odakyu Electric Railway Co. Ltd.	82,300	1,246,273
Ogaki Kyoritsu Bank Ltd. (The)	14,000	205,187
Ohsho Food Service Corp.	9,800	460,164
Oisix ra daichi Inc.(a)	15,200	312,358
Oji Holdings Corp.	327,800	1,552,790
Okamura Corp.	16,100	147,958
Oki Electric Industry Co. Ltd.	40,400	261,702
Okinawa Electric Power Co. Inc. (The)	20,200	201,079
OKUMA Corp.	7,000	250,190
Okumura Corp.	9,200	217,183
Olympus Corp.	398,900	7,021,086
Omron Corp.	65,400	3,855,596
One REIT Inc.	152	322,662
Ono Pharmaceutical Co. Ltd.	90,800	2,332,701
Open House Group Co. Ltd.	27,600	1,067,972
Oracle Corp. Japan	12,400	796,841
Organo Corp.	7,000	480,308
Orient Corp.	172,400	165,485
Oriental Land Co. Ltd./Japan	67,700	10,240,986

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
ORIX Corp.	448,600	$8,181,998
Orix JREIT Inc.	799	1,080,025
Osaka Gas Co. Ltd.	88,500	1,595,071
OSG Corp.	33,200	417,074
Otsuka Corp.	17,000	557,126
Otsuka Holdings Co. Ltd.	134,400	4,516,164
Outsourcing Inc.	60,500	600,009
Paltac Corp.	9,300	338,966
Pan Pacific International Holdings Corp.	151,000	2,312,316
Panasonic Holdings Corp.	790,600	7,046,772
Paramount Bed Holdings Co. Ltd.	17,600	293,127
Park24 Co. Ltd.(a)	66,700	949,842
Pasona Group Inc.	13,900	220,395
Penta-Ocean Construction Co. Ltd.	84,000	411,011
PeptiDream Inc.(a)	31,500	508,059
Persol Holdings Co. Ltd.	69,800	1,384,806
Pigeon Corp.	45,600	777,709
Pilot Corp.	14,300	580,993
PKSHA Technology Inc.(a)	9,400	134,026
Pola Orbis Holdings Inc.	26,600	306,675
Prestige International Inc.	79,100	380,117
Prima Meat Packers Ltd.	13,100	214,816
Raito Kogyo Co. Ltd.	12,600	188,126
Raksul Inc.(a)	9,800	202,495
Rakus Co. Ltd.	36,500	447,335
Rakuten Group Inc.	321,400	2,259,404
Recruit Holdings Co. Ltd.	469,100	17,019,694
Relo Group Inc.	36,900	527,101
Renesas Electronics Corp.(a)	406,600	4,341,659
Rengo Co. Ltd.	52,700	312,013
RENOVA Inc.(a)(b)	19,700	242,721
Resona Holdings Inc.	817,800	3,556,143
Resorttrust Inc.	32,100	540,035
Ricoh Co. Ltd.	252,700	1,845,192
Riken Keiki Co. Ltd.	5,900	185,710
Rinnai Corp.	5,000	319,597
Rohm Co. Ltd.	25,400	1,774,466
Rohto Pharmaceutical Co. Ltd.	32,400	865,227
Rorze Corp.	9,100	794,967
Round One Corp.	31,000	345,038
RS Technologies Co. Ltd.	8,800	405,213
Ryohin Keikaku Co. Ltd.	77,500	696,502
Saizeriya Co. Ltd.	12,200	223,745
Sakai Moving Service Co. Ltd.	6,200	211,567
Sakata Seed Corp.	21,100	710,473
SAMTY Co. Ltd.	14,300	230,963
San-A Co. Ltd.	7,400	232,303
San-Ai Obbli Co. Ltd.	16,500	121,127
SanBio Co. Ltd.(a)(b)	15,800	134,395
Sangetsu Corp.	36,100	432,480
San-in Godo Bank Ltd. (The)	139,900	694,571
Sanken Electric Co. Ltd.	17,400	642,605
Sanki Engineering Co. Ltd.	11,300	128,002
Sankyo Co. Ltd.	22,900	658,947
Sankyu Inc.	18,800	573,194
Sanrio Co. Ltd.	39,200	822,257
Sansan Inc.(a)	51,000	486,574
Santen Pharmaceutical Co. Ltd.	89,100	724,800
Sanwa Holdings Corp.	74,900	682,358
Sapporo Holdings Ltd.	21,000	437,096
Security	Shares	Value

Japan (continued)
Sato Holdings Corp.	7,600	$104,501
Sawai Group Holdings Co. Ltd.	14,700	493,106
SBI Holdings Inc/Japan	78,100	1,746,871
SCREEN Holdings Co. Ltd.	11,000	899,021
SCSK Corp.	50,400	801,275
Secom Co. Ltd.	68,500	4,819,280
Sega Sammy Holdings Inc.	80,100	1,419,341
Seibu Holdings Inc.	85,300	847,460
Seiko Epson Corp.	80,100	1,128,410
Seino Holdings Co. Ltd.	45,100	368,420
Seiren Co. Ltd.	16,800	266,270
Sekisui Chemical Co. Ltd.	87,800	1,188,912
Sekisui House Ltd.	215,500	3,742,790
Senko Group Holdings Co. Ltd.	79,400	536,974
Seria Co. Ltd.	20,700	404,807
Seven & i Holdings Co. Ltd.	267,200	11,814,754
Seven Bank Ltd.	535,500	1,001,018
SG Holdings Co. Ltd.	95,000	1,674,155
Sharp Corp./Japan.	66,900	566,061
Shibaura Machine Co. Ltd.	14,200	339,196
SHIFT Inc.(a)	6,000	1,136,999
Shiga Bank Ltd. (The)	14,300	268,905
Shikoku Electric Power Co. Inc.	54,100	311,049
Shima Seiki Manufacturing Ltd.	16,100	229,707
Shimadzu Corp.	76,000	2,484,602
Shimamura Co. Ltd.	9,900	878,015
Shimano Inc.	18,800	3,331,065
Shimizu Corp.	147,600	773,960
Shin-Etsu Chemical Co. Ltd.	122,600	16,849,470
Shinko Electric Industries Co. Ltd.	22,500	969,865
Shinsei Bank Ltd.(a)	54,400	953,954
Shionogi & Co. Ltd.	79,400	4,416,697
Ship Healthcare Holdings Inc.	23,600	394,213
Shiseido Co. Ltd.	139,000	6,570,729
Shizuoka Bank Ltd/The	155,200	1,004,155
SHO-BOND Holdings Co. Ltd.	13,200	554,796
Shochiku Co. Ltd.(a)	3,500	357,212
Shoei Co. Ltd.	11,900	441,482
Showa Denko KK	48,300	939,839
Skylark Holdings Co. Ltd.	68,900	817,546
SMC Corp.	18,100	8,764,384
SMS Co. Ltd.	27,100	636,002
SoftBank Corp.	1,023,100	11,906,696
SoftBank Group Corp.	416,300	17,122,517
Sohgo Security Services Co. Ltd.	22,000	611,134
Sojitz Corp.	97,460	1,486,103
Sompo Holdings Inc.	86,200	3,509,202
Sony Group Corp.	436,700	37,687,653
Sosei Group Corp.(a)	46,000	449,200
SOSiLA Logistics REIT Inc.	482	585,892
Sotetsu Holdings Inc.	61,700	1,057,728
S-Pool Inc.	55,200	551,593
Square Enix Holdings Co. Ltd.	16,900	674,745
Stanley Electric Co. Ltd.	12,600	217,263
Star Asia Investment Corp.	736	336,878
Starts Corp. Inc.	15,900	294,695
Subaru Corp.	167,100	2,535,692
Sugi Holdings Co. Ltd.	10,600	454,321
SUMCO Corp.	86,100	1,239,983
Sumitomo Bakelite Co. Ltd.	19,300	633,255

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Chemical Co. Ltd.	585,400	$2,489,240
Sumitomo Corp.	378,800	5,993,991
Sumitomo Electric Industries Ltd.	307,700	3,308,029
Sumitomo Forestry Co. Ltd.	41,100	628,782
Sumitomo Heavy Industries Ltd.	54,000	1,142,714
Sumitomo Metal Mining Co. Ltd.	77,200	3,385,739
Sumitomo Mitsui Construction Co. Ltd.	85,500	277,408
Sumitomo Mitsui Financial Group Inc.	445,900	13,472,394
Sumitomo Mitsui Trust Holdings Inc.	86,200	2,675,433
Sumitomo Osaka Cement Co. Ltd.	12,700	355,124
Sumitomo Pharma Co., Ltd.	74,200	660,944
Sumitomo Realty & Development Co. Ltd.	84,600	2,244,309
Sumitomo Rubber Industries Ltd.	81,500	706,424
Sumitomo Warehouse Co. Ltd. (The)	67,100	1,126,048
Sundrug Co. Ltd.	23,700	551,786
Suntory Beverage & Food Ltd.	17,100	673,757
Suruga Bank Ltd.	140,300	440,168
Suzuken Co. Ltd.	19,500	575,586
Suzuki Motor Corp.	131,800	3,973,124
Sysmex Corp.	62,000	4,067,048
Systena Corp.	100,800	316,840
T&D Holdings Inc.	166,500	2,139,598
T. Hasegawa Co. Ltd.	14,100	274,587
Tadano Ltd.	79,200	562,620
Taiheiyo Cement Corp.	47,700	771,765
Taikisha Ltd.	14,800	365,198
Taisei Corp.	59,500	1,611,736
Taisho Pharmaceutical Holdings Co. Ltd.	12,200	480,533
Taiyo Holdings Co. Ltd.	13,400	319,686
Taiyo Yuden Co. Ltd.	29,900	1,174,695
Takara Bio Inc.	26,500	426,224
Takara Holdings Inc.	81,400	685,623
Takasago Thermal Engineering Co. Ltd.	39,600	517,993
Takashimaya Co. Ltd.	78,200	713,281
Takeda Pharmaceutical Co. Ltd.	554,654	16,094,130
Takeuchi Manufacturing Co. Ltd.	28,600	524,467
Takuma Co. Ltd.	63,200	708,274
TDK Corp.	140,300	4,334,107
TechnoPro Holdings Inc.	33,300	848,087
Teijin Ltd.	55,400	592,020
Terumo Corp.	236,900	7,051,360
THK Co. Ltd.	47,000	931,373
TIS Inc.	69,000	1,549,696
TKC Corp.	15,200	399,259
Toagosei Co. Ltd.	76,100	625,111
Tobu Railway Co. Ltd.	49,600	1,114,917
Tocalo Co. Ltd.	67,700	675,968
Toda Corp.	65,400	375,757
Toei Co. Ltd.	2,700	358,112
Toho Co. Ltd./Tokyo	15,100	560,322
Toho Gas Co. Ltd.	24,600	577,093
Toho Holdings Co. Ltd.	20,600	334,394
Tohoku Electric Power Co. Inc.	600	3,338
Tokai Carbon Co. Ltd.	68,500	566,417
TOKAI Holdings Corp.	60,000	403,294
Tokai Rika Co. Ltd.	68,000	716,461
Tokai Tokyo Financial Holdings Inc.	215,700	639,891
Tokio Marine Holdings Inc.	214,700	11,608,542
Tokuyama Corp.	20,100	267,333
Tokyo Century Corp.	11,200	344,984
Security	Shares	Value

Japan (continued)
Tokyo Electric Power Co. Holdings Inc.(a)	562,300	$1,940,922
Tokyo Electron Ltd.	54,300	22,911,690
Tokyo Gas Co. Ltd.	90,700	1,737,309
Tokyo Ohka Kogyo Co. Ltd.	12,600	684,637
Tokyo Seimitsu Co. Ltd.	18,000	619,216
Tokyo Steel Manufacturing Co. Ltd.	54,300	562,005
Tokyo Tatemono Co. Ltd.	64,300	906,561
Tokyu Construction Co. Ltd.	44,300	205,446
Tokyu Corp.	142,600	1,743,828
Tokyu Fudosan Holdings Corp.	165,300	860,166
Tokyu REIT Inc.	441	618,213
Tomy Co. Ltd.	64,400	611,000
Topcon Corp.	44,700	572,123
Toppan Inc.	81,500	1,347,168
Toray Industries Inc.	509,200	2,413,243
Toridoll Holdings Corp.	29,400	533,194
Toshiba Corp.	139,500	5,793,202
Toshiba TEC Corp.	14,100	477,951
Tosoh Corp.	79,000	1,090,872
Totetsu Kogyo Co. Ltd.	9,700	175,344
TOTO Ltd.	48,100	1,620,912
Towa Pharmaceutical Co. Ltd.	7,500	159,538
Toyo Gosei Co. Ltd.	3,600	264,792
Toyo Ink SC Holdings Co. Ltd.	17,600	262,071
Toyo Seikan Group Holdings Ltd.	81,400	880,453
Toyo Suisan Kaisha Ltd.	18,300	565,037
Toyo Tire Corp.	32,500	372,773
Toyobo Co. Ltd.	30,300	249,116
Toyoda Gosei Co. Ltd.	20,900	304,346
Toyota Boshoku Corp.	23,500	374,529
Toyota Industries Corp.	55,300	3,316,716
Toyota Motor Corp.	3,606,300	61,789,283
Toyota Tsusho Corp.	58,000	2,083,778
Trancom Co. Ltd.	2,400	125,050
Transcosmos Inc.	7,100	167,392
TRE Holdings Corp.	24,100	385,573
Trend Micro Inc/Japan	50,100	2,793,421
Tri Chemical Laboratories Inc.	16,500	309,891
Trusco Nakayama Corp.	23,200	361,791
TS Tech Co. Ltd.	29,200	304,720
Tsubaki Nakashima Co. Ltd.	12,100	86,965
Tsubakimoto Chain Co.	12,800	292,282
Tsumura & Co.	26,900	661,869
Tsuruha Holdings Inc.	5,200	265,762
UACJ Corp.	14,400	240,911
UBE Corp.	61,600	955,096
Ulvac Inc.	20,700	811,127
Unicharm Corp.	137,600	4,787,378
United Urban Investment Corp.	813	889,532
Universal Entertainment Corp.(a)(b)	23,800	425,837
Ushio Inc.	38,900	504,361
USS Co. Ltd.	77,500	1,290,224
UT Group Co. Ltd.	12,100	272,077
Valor Holdings Co. Ltd.	17,900	282,003
ValueCommerce Co. Ltd.	10,300	300,981
Visional Inc.(a)	5,100	280,662
Wacoal Holdings Corp.	23,700	337,577
Wacom Co. Ltd.	135,200	977,520
WealthNavi Inc.(a)(b)	18,400	239,317
Welcia Holdings Co. Ltd.	29,200	598,573

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
West Holdings Corp.(b)	13,200	$520,671
West Japan Railway Co.	66,100	2,453,565
Yakult Honsha Co. Ltd.	49,900	2,583,851
Yamada Holdings Co. Ltd.(a)	307,700	918,817
Yamaguchi Financial Group Inc.	91,100	499,517
Yamaha Corp.	46,900	1,791,907
Yamaha Motor Co. Ltd.	81,500	1,682,623
Yamato Holdings Co. Ltd.	87,400	1,635,429
Yamato Kogyo Co. Ltd.	22,900	739,057
Yamazaki Baking Co. Ltd.	49,800	615,634
Yaoko Co. Ltd.	8,500	449,673
Yaskawa Electric Corp.	77,500	2,631,547
Yokogawa Bridge Holdings Corp.	9,300	136,389
Yokogawa Electric Corp.	76,100	1,213,223
Yokohama Rubber Co. Ltd. (The)	45,800	613,198
Yoshinoya Holdings Co. Ltd.	25,000	454,838
Z Holdings Corp.	973,600	3,822,196
Zenkoku Hosho Co. Ltd.	17,000	596,634
Zensho Holdings Co. Ltd.	35,400	834,809
Zeon Corp.	42,100	448,313
Zojirushi Corp.	15,400	162,849
ZOZO Inc.	57,100	1,195,530
		1,364,692,541
Netherlands — 3.8%
Aalberts NV	47,033	2,285,441
ABN AMRO Bank NV, CVA(c)	143,947	1,789,429
Adyen NV(a)(c)	6,773	11,360,308
Aegon NV	589,025	3,053,906
AerCap Holdings NV(a)(b)	47,566	2,221,808
Akzo Nobel NV	66,088	5,732,901
Alfen Beheer BV(a)(b)(c)	13,033	1,172,103
Arcadis NV	21,707	905,697
Argenx SE(a)	16,972	4,889,779
ASM International NV	16,211	4,871,278
ASML Holding NV	141,416	80,259,021
ASR Nederland NV	47,949	2,179,219
Basic-Fit NV(a)(b)(c)	26,064	1,092,008
BE Semiconductor Industries NV	16,857	1,027,580
Boskalis Westminster	25,808	896,319
CNH Industrial NV	368,570	5,221,268
Corbion NV	19,451	674,371
Davide Campari-Milano NV	215,321	2,429,506
Eurocommercial Properties NV	23,853	577,146
Euronext NV(c)	29,948	2,399,498
EXOR NV	39,868	2,766,632
Flow Traders(c)	38,762	1,265,417
Heineken Holding NV	45,771	3,572,985
Heineken NV	88,516	8,640,133
IMCD NV	19,901	3,168,685
ING Groep NV	1,308,651	12,398,434
InPost SA(a)	103,096	632,068
Intertrust NV(a)(c)	33,955	702,088
Iveco Group NV(a)	75,117	441,942
Just Eat Takeaway.com NV(a)(c)	53,677	1,458,004
Just Eat Takeaway.com NV(a)(b)(c)	12,992	354,989
Koninklijke Ahold Delhaize NV	356,411	10,512,686
Koninklijke BAM Groep NV(a)	131,867	364,986
Koninklijke DSM NV	60,691	10,202,739
Koninklijke KPN NV	1,160,097	4,003,022
Koninklijke Philips NV	302,786	7,912,137
Security	Shares	Value

Netherlands (continued)
Koninklijke Vopak NV	29,008	$780,018
MFE-MediaForEurope NV(a)(b)	193,934	118,419
MFE-MediaForEurope NV	193,622	178,318
NN Group NV	100,309	4,913,294
NSI NV	8,271	324,588
OCI NV(a)	30,559	1,157,957
Pharming Group NV(a)(b)	547,696	448,449
PostNL NV	164,382	538,641
Prosus NV	319,532	15,410,602
Randstad NV	48,201	2,548,827
RHI Magnesita NV	18,785	558,872
SBM Offshore NV	69,537	1,007,670
Shop Apotheke Europe NV(a)(c)	5,877	484,670
Signify NV(c)	52,489	2,220,683
Stellantis NV	711,718	9,555,275
TKH Group NV	19,315	947,212
Universal Music Group NV	256,858	5,960,752
Wolters Kluwer NV	91,001	9,189,531
		259,779,311
New Zealand — 0.3%
a2 Milk Co. Ltd. (The)(a)(b)	284,246	900,687
Auckland International Airport Ltd.(a)	434,822	2,184,112
Chorus Ltd.	161,021	763,922
Contact Energy Ltd.	281,555	1,479,180
Fisher & Paykel Healthcare Corp. Ltd.	213,197	2,929,779
Fletcher Building Ltd.	415,091	1,653,523
Goodman Property Trust	471,812	686,810
Infratil Ltd.	427,125	2,311,447
Mercury NZ Ltd.	144,663	560,867
Meridian Energy Ltd.	490,270	1,487,997
Ryman Healthcare Ltd.	220,055	1,302,344
SKYCITY Entertainment Group Ltd.	280,380	523,792
Spark New Zealand Ltd.	691,432	2,186,785
Summerset Group Holdings Ltd.	99,813	751,788
Xero Ltd.(a)	45,015	2,968,384
Z Energy Ltd.(d)	268,161	652,680
		23,344,097
Norway — 0.8%
Adevinta ASA(a)	93,963	725,904
Aker ASA, Class A	13,191	1,075,209
Aker BP ASA	44,615	1,598,504
Atea ASA	30,245	360,391
Austevoll Seafood ASA	62,187	985,979
Borregaard ASA	39,068	745,217
DNB Bank ASA	332,959	6,451,850
DNO ASA	605,452	917,831
Entra ASA(c)	23,381	385,499
Equinor ASA	329,928	11,151,422
Gjensidige Forsikring ASA	68,515	1,464,810
Kahoot! ASA(a)(b)	204,462	492,851
Kongsberg Gruppen ASA	32,363	1,390,074
Leroy Seafood Group ASA	139,633	1,310,495
Mowi ASA	117,406	3,316,370
NEL ASA(a)(b)	583,520	829,223
Nordic Semiconductor ASA(a)	57,733	1,147,803
Norsk Hydro ASA	425,266	3,571,180
Orkla ASA	223,462	1,813,314
Salmar ASA	18,991	1,554,028
Scatec ASA(c)	50,870	614,848

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Schibsted ASA, Class A	10,347	$215,620
Schibsted ASA, Class B	52,957	1,024,772
SpareBank 1 SMN	121,151	1,697,624
SpareBank 1 SR-Bank ASA	107,270	1,365,948
Storebrand ASA	221,392	1,923,053
Telenor ASA	270,373	3,813,197
TGS ASA	74,330	1,146,671
Tomra Systems ASA	55,101	2,166,870
Veidekke ASA	47,333	612,898
		55,869,455
Portugal — 0.2%
Banco Comercial Portugues SA, Class R(a)	3,888,346	601,097
EDP - Energias de Portugal SA	1,036,422	4,830,412
Galp Energia SGPS SA	210,071	2,556,909
Jeronimo Martins SGPS SA	88,393	1,840,045
Navigator Co. SA (The)	186,232	763,964
NOS SGPS SA	107,971	456,587
REN - Redes Energeticas Nacionais SGPS SA	336,026	1,024,478
Sonae SGPS SA	622,109	671,622
		12,745,114
Singapore — 1.5%
Ascendas REIT	1,082,112	2,226,423
Ascott Residence Trust	791,553	657,609
CapitaLand China Trust	428,180	359,768
CapitaLand Integrated Commercial Trust	1,676,535	2,809,188
Capitaland Investment Ltd/Singapore(a)	914,000	2,771,430
CDL Hospitality Trusts(b)	313,300	301,111
City Developments Ltd.	181,700	1,114,023
ComfortDelGro Corp. Ltd.	1,022,800	1,080,427
DBS Group Holdings Ltd.	625,800	15,182,294
ESR-REIT(b)	1,180,451	331,069
Frasers Centrepoint Trust(b)	355,619	626,260
Frasers Logistics & Commercial Trust	1,988,187	2,070,417
Genting Singapore Ltd.	3,145,300	1,826,132
Golden Agri-Resources Ltd.	2,790,500	651,961
Keppel Corp. Ltd.	555,300	2,738,628
Keppel DC REIT	474,250	707,007
Keppel Infrastructure Trust	1,526,300	609,438
Keppel REIT	671,200	588,029
Manulife US Real Estate Investment Trust	563,116	350,825
Mapletree Commercial Trust	764,000	1,027,520
Mapletree Industrial Trust	692,040	1,300,399
Mapletree Logistics Trust	1,913,334	2,457,335
Mapletree North Asia Commercial Trust	779,200	672,974
NetLink NBN Trust	2,327,100	1,682,707
OUE Commercial Real Estate Investment Trust	827,648	247,376
Oversea-Chinese Banking Corp. Ltd.(b)	1,198,100	10,637,432
Parkway Life REIT	132,900	463,084
SATS Ltd.(a)	267,000	871,775
Sea Ltd., ADR(a)(b)	109,272	9,043,351
Sembcorp Industries Ltd.	341,700	723,654
Sembcorp Marine Ltd.(a)(b)	5,062,388	396,941
Silverlake Axis Ltd.	730,100	169,843
Singapore Airlines Ltd.(a)(b)	485,400	1,913,283
Singapore Exchange Ltd.	244,200	1,718,274
Singapore Post Ltd.	625,000	320,953
Singapore Technologies Engineering Ltd.	554,600	1,633,360
Singapore Telecommunications Ltd.	2,832,400	5,652,886
SPH REIT	365,116	257,612
Security	Shares	Value

Singapore (continued)
Starhill Global REIT	482,700	$206,658
STMicroelectronics NV	249,701	9,225,743
Suntec REIT	723,000	955,132
United Overseas Bank Ltd.	396,800	8,493,996
UOL Group Ltd.	162,800	855,438
Venture Corp. Ltd.	94,900	1,164,985
Wilmar International Ltd.	765,200	2,439,222
Yangzijiang Financial Holding	823,400	324,490
Yangzijiang Shipbuilding Holdings Ltd.	817,800	533,551
		102,392,013
Spain — 2.1%
Acciona SA	3,898	763,023
Acerinox SA	55,017	579,286
ACS Actividades de Construccion y Servicios SA	87,557	2,241,920
Aena SME SA(a)(c)	25,698	3,646,791
Almirall SA	30,165	391,874
Amadeus IT Group SA(a)	156,660	9,816,772
Applus Services SA	48,427	379,074
Banco Bilbao Vizcaya Argentaria SA	2,282,784	11,978,340
Banco de Sabadell SA	2,070,518	1,606,875
Banco Santander SA	5,829,903	17,037,007
Bankinter SA	290,650	1,710,439
Befesa SA(c)	16,955	1,058,856
CaixaBank SA	1,517,518	4,898,388
Cellnex Telecom SA(c)	170,957	7,968,353
Cia. de Distribucion Integral Logista Holdings SA	25,833	475,984
Cie. Automotive SA	18,150	395,703
Construcciones y Auxiliar de Ferrocarriles SA	25,513	782,232
Ebro Foods SA	26,653	479,211
EDP Renovaveis SA	88,980	2,105,904
Enagas SA	23,187	501,365
Endesa SA	85,410	1,789,975
Faes Farma SA	129,070	540,565
Ferrovial SA	192,088	4,925,973
Fluidra SA	49,170	1,330,746
Gestamp Automocion SA(c)	75,902	247,932
Grifols SA, Class A	73,204	1,226,075
Grupo Catalana Occidente SA	42,170	1,214,696
Iberdrola SA	1,990,827	22,876,201
Indra Sistemas SA(a)	44,978	458,353
Industria de Diseno Textil SA	380,511	7,978,275
Inmobiliaria Colonial Socimi SA	133,438	1,109,588
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	316,493	454,679
Mapfre SA	384,658	701,946
Mediaset Espana Comunicacion SA(a)	67,564	302,347
Melia Hotels International SA(a)	50,997	421,761
Merlin Properties Socimi SA	148,261	1,610,657
Naturgy Energy Group SA	87,368	2,628,232
Neinor Homes SA(a)(c)	16,719	189,412
Pharma Mar SA	12,533	959,312
Prosegur Cia. de Seguridad SA	77,588	160,580
Red Electrica Corp. SA	57,325	1,154,196
Repsol SA	545,803	8,142,222
Sacyr SA	201,414	542,531
Siemens Gamesa Renewable Energy SA(a)	95,820	1,526,275
Solaria Energia y Medio Ambiente SA(a)	32,709	725,834
Tecnicas Reunidas SA(a)(b)	14,680	121,567
Telefonica SA	1,712,049	8,328,505
Viscofan SA	14,865	820,612

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Zardoya Otis SA(d)	63,407	$472,252
		141,778,696
Sweden — 3.3%
AAK AB	76,549	1,328,183
AddTech AB, Class B	80,562	1,421,144
AFRY AB	49,545	821,339
Alfa Laval AB	117,313	3,265,556
Arjo AB, Class B	80,632	607,648
Assa Abloy AB, Class B	348,799	8,814,894
Atlas Copco AB, Class A	233,555	10,588,649
Atlas Copco AB, Class B	129,882	5,140,439
Avanza Bank Holding AB	52,556	1,330,809
Axfood AB	31,577	936,108
Beijer Ref AB	86,294	1,405,210
BHG Group AB(a)	106,196	731,193
BICO Group AB, Class B(a)(b)	28,108	281,875
BillerudKorsnas AB	29,760	459,235
Biotage AB	33,247	688,712
Boliden AB	102,852	4,459,783
Bonava AB, Class B	92,944	451,198
Bravida Holding AB(c)	66,683	683,608
Bure Equity AB	30,817	726,713
Castellum AB	106,781	2,114,621
Catena AB	11,843	619,320
Cint Group AB(a)	61,136	500,006
Corem Property Group AB, Class B	438,503	928,457
Dios Fastigheter AB	78,123	697,552
Dometic Group AB(c)	107,963	924,603
Electrolux AB, Class B	101,505	1,547,992
Electrolux Professional AB, Class B	96,063	538,451
Elekta AB, Class B	152,060	1,024,165
Embracer Group AB(a)	189,801	1,268,632
Epiroc AB, Class A	225,653	4,574,677
Epiroc AB, Class B	121,505	2,119,757
EQT AB	101,133	2,862,248
Essity AB, Class B	196,568	5,183,691
Evolution AB(c)	58,266	5,977,992
Fabege AB	119,434	1,449,705
Fastighets AB Balder, Class B(a)	25,326	1,255,341
Fortnox AB	188,284	999,429
Getinge AB, Class B	87,421	2,528,896
Granges AB	89,854	737,960
H & M Hennes & Mauritz AB, Class B	262,127	3,299,935
Hexagon AB, Class B	711,038	9,174,467
Hexpol AB	93,956	806,722
Holmen AB, Class B	31,767	1,836,093
Hufvudstaden AB, Class A	72,424	938,409
Husqvarna AB, Class B	187,095	1,788,461
Industrivarden AB, Class A	44,707	1,145,507
Industrivarden AB, Class C	72,735	1,831,428
Indutrade AB	92,482	2,181,449
Instalco AB	137,482	848,522
Intrum AB	43,504	1,051,625
Investment AB Latour, Class B	43,613	1,155,419
Investor AB, Class A	172,025	3,593,001
Investor AB, Class B	645,082	12,413,249
JM AB	20,181	466,082
Kindred Group PLC	79,923	700,716
Kinnevik AB, Class B(a)	90,118	1,763,830
L E Lundbergforetagen AB, Class B	12,414	580,558
Security	Shares	Value

Sweden (continued)
Lifco AB, Class B	80,667	$1,692,042
Lindab International AB	43,386	1,011,925
Loomis AB	55,785	1,389,924
Lundin Energy AB	83,429	3,449,443
Millicom International Cellular SA, SDR(a)	44,759	1,009,080
MIPS AB	16,544	1,174,945
Modern Times Group MTG AB, Class B(a)	89,855	950,295
Mycronic AB	59,693	1,043,885
NCC AB, Class B	59,749	740,307
Nibe Industrier AB, Class B	471,604	4,623,795
Nolato AB, Class B	136,747	946,478
Nordic Entertainment Group AB, Class B(a)	23,720	778,940
Nordnet AB publ	46,018	798,170
Nyfosa AB	59,456	655,302
Pandox AB(a)	68,189	950,039
Peab AB, Class B	104,568	998,989
PowerCell Sweden AB(a)(b)	26,007	379,966
Resurs Holding AB(c)	44,477	129,370
Saab AB, Class B	26,147	1,105,990
Sagax AB, Class B	66,144	1,689,611
Samhallsbyggnadsbolaget i Norden AB	422,162	1,326,082
Sandvik AB	392,447	7,428,360
Sectra AB	54,376	685,972
Securitas AB, Class B	78,532	927,212
Sinch AB(a)(c)	183,148	809,403
Skandinaviska Enskilda Banken AB, Class A	504,262	5,654,842
Skanska AB, Class B	87,409	1,669,703
SKF AB, Class B	141,131	2,305,047
SSAB AB, Class B	210,177	1,235,972
Stillfront Group AB(a)	307,090	620,200
Svenska Cellulosa AB SCA, Class B	233,733	4,523,388
Svenska Handelsbanken AB, Class A	427,096	4,307,826
Sweco AB, Class B	69,932	986,959
Swedbank AB, Class A	304,475	4,816,563
Swedish Match AB	583,810	4,649,918
Tele2 AB, Class B	211,373	2,801,597
Telefonaktiebolaget LM Ericsson, Class B	1,006,576	8,029,681
Telia Co. AB	910,412	3,778,769
Thule Group AB(c)	36,846	1,278,081
Trelleborg AB, Class B	53,900	1,182,220
Troax Group AB	19,242	427,357
Vitec Software Group AB	15,712	791,756
Vitrolife AB	24,120	620,199
Volvo AB, Class A	28,501	468,574
Volvo AB, Class B	522,550	8,336,465
Wallenstam AB, Class B	61,803	683,335
Wihlborgs Fastigheter AB	76,536	1,326,953
		224,762,194
Switzerland — 8.6%
ABB Ltd., Registered	579,271	17,379,253
Adecco Group AG, Registered	55,838	2,154,782
Alcon Inc.	181,992	12,994,375
Allreal Holding AG, Registered	1,730	326,318
ALSO Holding AG, Registered	2,908	657,597
Bachem Holding AG, Class B, Registered	2,499	1,090,433
Baloise Holding AG, Registered	12,937	2,250,274
Banque Cantonale Vaudoise, Registered	10,705	904,709
Barry Callebaut AG, Registered	1,299	2,989,720
Belimo Holding AG, Registered	3,340	1,650,699
BKW AG	8,925	1,086,451

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Bossard Holding AG, Class A, Registered	2,078	$449,850
Bucher Industries AG, Registered	793	285,904
Burckhardt Compression Holding AG	1,845	941,247
Bystronic AG, Registered	512	424,906
Cembra Money Bank AG	11,069	798,684
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	278	3,117,766
Chocoladefabriken Lindt & Spruengli AG, Registered	37	4,389,411
Cie. Financiere Richemont SA, Class A, Registered	189,374	22,003,495
Clariant AG, Registered	94,918	1,620,564
Coca-Cola HBC AG, Class DI	65,830	1,334,629
Comet Holding AG, Registered	3,637	786,225
Credit Suisse Group AG, Registered	853,969	5,796,159
Daetwyler Holding AG, Bearer	2,522	810,910
DKSH Holding AG	9,782	839,931
dormakaba Holding AG	1,106	513,347
Dufry AG, Registered(a)	24,496	974,993
Emmi AG, Registered	976	967,377
EMS-Chemie Holding AG, Registered	2,414	2,153,588
Flughafen Zurich AG, Registered(a)	8,695	1,470,313
Forbo Holding AG, Registered	361	528,460
Galenica AG(c)	4,553	335,271
Geberit AG, Registered	12,821	7,311,479
Georg Fischer Ltd.	30,692	1,665,658
Givaudan SA, Registered	3,164	12,575,387
Gurit Holding AG, Bearer(b)	211	268,987
Helvetia Holding AG, Registered	14,512	1,864,889
Holcim Ltd.	184,834	9,037,551
Huber + Suhner AG, Registered	6,116	536,392
Idorsia Ltd.(a)(b)	52,177	890,577
Inficon Holding AG, Registered	627	570,867
Interroll Holding AG, Registered	225	682,062
Intershop Holding AG	573	373,459
Julius Baer Group Ltd.	87,517	4,182,247
Kardex Holding AG, Registered	2,453	466,833
Kuehne + Nagel International AG, Registered	20,877	5,840,262
Landis+Gyr Group AG	8,402	468,908
Logitech International SA, Registered	65,151	4,239,936
Lonza Group AG, Registered	26,538	15,647,703
Medmix AG(c)	13,376	449,217
Mobilezone Holding AG, Registered	24,578	397,971
Mobimo Holding AG, Registered	2,271	649,489
Nestle SA, Registered	962,318	124,229,553
Novartis AG, Registered	746,195	65,940,686
OC Oerlikon Corp. AG, Registered	67,004	477,782
Partners Group Holding AG	7,753	8,214,281
PSP Swiss Property AG, Registered	14,493	1,826,581
Roche Holding AG, Bearer	12,174	4,890,849
Roche Holding AG, NVS	240,977	89,357,577
Schindler Holding AG, Participation Certificates, NVS	14,511	2,787,933
Schindler Holding AG, Registered	9,963	1,912,639
Schweiter Technologies AG, Bearer	343	345,094
SFS Group AG	6,391	800,365
SGS SA, Registered	2,197	5,645,237
Siegfried Holding AG, Registered	1,281	928,647
Siemens Energy AG(a)	135,817	2,616,143
SIG Group AG	78,261	1,638,432
Sika AG, Registered	49,912	15,246,019
Softwareone Holding AG	35,793	483,938
Sonova Holding AG, Registered	18,639	6,721,710
Security	Shares	Value

Switzerland (continued)
St. Galler Kantonalbank AG, Class A, Registered	1,051	$506,847
Stadler Rail AG(b)	18,180	663,470
Straumann Holding AG	35,898	4,232,071
Sulzer AG, Registered(b)	9,287	695,853
Swatch Group AG (The), Bearer	10,033	2,574,897
Swatch Group AG (The), Registered	2,258	111,397
Swiss Life Holding AG, Registered	11,682	6,830,641
Swiss Prime Site AG, Registered	26,385	2,578,988
Swiss Re AG	103,796	8,511,980
Swisscom AG, Registered	9,505	5,620,314
Swissquote Group Holding SA, Registered	5,320	864,652
Tecan Group AG, Registered	5,387	1,618,889
Temenos AG, Registered	25,656	2,589,864
UBS Group AG, Registered	1,204,349	20,445,789
Valiant Holding AG, Registered	10,436	1,042,428
Valora Holding AG, Registered	1,761	287,937
VAT Group AG(c)	10,347	3,200,446
Vifor Pharma AG	20,664	3,654,835
Vontobel Holding AG, Registered	9,653	705,989
Zur Rose Group AG(a)(b)	3,179	390,171
Zurich Insurance Group AG	52,162	23,747,768
		587,086,207
United Kingdom — 13.3%
3i Group PLC	330,205	5,403,887
888 Holdings PLC	193,604	464,011
Abcam PLC(a)	86,300	1,339,131
abrdn plc	459,768	1,079,594
Admiral Group PLC	63,563	2,000,791
Airtel Africa PLC(c)	438,819	802,922
AJ Bell PLC	187,109	579,809
Anglo American PLC	443,029	19,622,185
Antofagasta PLC	146,865	2,811,570
AO World PLC(a)(b)	192,739	180,792
Ascential PLC(a)	280,661	1,112,750
Ashmore Group PLC	349,699	966,726
Ashtead Group PLC	152,504	7,885,559
ASOS PLC(a)	44,804	780,149
Associated British Foods PLC	117,569	2,352,644
Assura PLC	1,729,948	1,433,538
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	45,660	478,381
AstraZeneca PLC	528,115	70,472,340
Auto Trader Group PLC(c)	307,618	2,427,770
Avast PLC(c)	214,385	1,520,423
AVEVA Group PLC	47,824	1,285,321
Aviva PLC	1,364,936	7,323,053
B&M European Value Retail SA	324,328	1,987,186
BAE Systems PLC	1,080,569	9,980,844
Balfour Beatty PLC	344,620	1,044,099
Barclays PLC	5,817,272	10,692,966
Barratt Developments PLC	359,714	2,200,745
Beazley PLC	200,863	1,090,115
Bellway PLC	46,267	1,405,234
Berkeley Group Holdings PLC	41,420	2,100,677
Big Yellow Group PLC	56,662	1,023,994
Bodycote PLC	80,422	623,742
boohoo Group PLC(a)	646,224	654,221
BP PLC	6,863,506	33,135,589
Breedon Group PLC	608,685	602,112
British American Tobacco PLC	743,482	31,161,077
British Land Co PLC/The	271,921	1,751,556

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Britvic PLC	102,956	$1,109,490
BT Group PLC	2,892,455	6,414,266
Bunzl PLC	111,980	4,320,258
Burberry Group PLC	143,189	2,825,900
Capita PLC(a)	1,850,658	552,286
Capital & Counties Properties PLC	311,743	644,113
Capricorn Energy PLC(a)(b)	255,224	656,446
Carnival PLC(a)	53,015	831,182
Centrica PLC(a)	1,953,207	1,935,216
Cineworld Group PLC(a)(b)	963,379	368,749
CK Hutchison Holdings Ltd.	820,500	5,758,209
Close Brothers Group PLC	56,061	777,337
Coats Group PLC	640,034	565,826
Coca-Cola Europacific Partners PLC	73,994	3,696,000
Compass Group PLC	597,515	12,608,664
Computacenter PLC	44,764	1,504,055
ConvaTec Group PLC(c)	535,306	1,416,039
Countryside Properties PLC(a)(c)	218,266	681,490
Cranswick PLC	30,830	1,225,934
Crest Nicholson Holdings PLC	164,839	518,661
Croda International PLC	47,973	4,659,453
Currys PLC	573,961	665,472
CVS Group PLC	35,484	801,044
DCC PLC	34,361	2,603,497
Dechra Pharmaceuticals PLC	39,667	1,797,524
Deliveroo PLC(a)(c)	267,668	369,934
Derwent London PLC	26,268	996,658
Diageo PLC	798,805	39,851,466
Diploma PLC	40,982	1,405,633
Direct Line Insurance Group PLC	394,507	1,252,117
Domino’s Pizza Group PLC	233,689	1,021,431
Dr. Martens Plc	181,301	474,033
Drax Group PLC	120,922	1,222,001
DS Smith PLC	534,513	2,196,456
Dunelm Group PLC	63,802	781,282
easyJet PLC(a)	117,120	811,582
Electrocomponents PLC	185,470	2,420,843
Elementis PLC(a)	350,749	532,784
Entain PLC(a)	209,894	3,943,977
Essentra PLC	143,941	564,098
Euromoney Institutional Investor PLC	70,691	871,685
Experian PLC	315,957	10,911,370
Ferguson PLC	77,420	9,712,276
Fevertree Drinks PLC	42,489	963,427
Firstgroup PLC(a)(b)	458,420	643,525
Frasers Group PLC(a)	125,994	1,070,113
Future PLC	50,113	1,372,505
Games Workshop Group PLC	12,134	1,121,398
Gamma Communications PLC	33,045	492,539
GB Group PLC	81,222	588,617
Genuit Group PLC	111,216	627,829
Genus PLC	27,891	876,303
GlaxoSmithKline PLC	1,722,845	38,837,373
Go-Ahead Group PLC (The)(a)	27,959	336,453
Grainger PLC	265,118	986,178
Great Portland Estates PLC	95,316	809,606
Greatland Gold PLC(a)	4,568,770	762,678
Greggs PLC	32,346	943,724
Halma PLC	142,303	4,368,066
Hammerson PLC(b)	1,414,507	510,682
Security	Shares	Value

United Kingdom (continued)
Harbour Energy PLC	163,498	$1,025,296
Hargreaves Lansdown PLC	106,434	1,218,493
Hays PLC	655,086	1,006,111
Helios Towers PLC(a)(b)	303,323	427,565
Hikma Pharmaceuticals PLC	52,347	1,229,653
Hill & Smith Holdings PLC	32,587	563,605
Hiscox Ltd.(b)	135,474	1,608,656
HomeServe PLC	108,942	1,346,603
Howden Joinery Group PLC	248,230	2,350,121
HSBC Holdings PLC	6,914,539	43,209,843
Ibstock PLC(c)	307,631	726,223
IG Group Holdings PLC	149,131	1,524,130
IMI PLC	105,889	1,782,612
Impax Asset Management Group PLC	42,646	461,205
Imperial Brands PLC	313,584	6,527,417
Inchcape PLC	174,848	1,564,481
Indivior PLC(a)	344,236	1,355,717
Informa PLC(a)	517,430	3,670,594
IntegraFin Holdings PLC	149,093	672,336
InterContinental Hotels Group PLC	63,838	4,075,400
Intermediate Capital Group PLC	111,958	2,142,481
Intertek Group PLC	50,746	3,162,233
Investec PLC	277,774	1,636,058
IP Group PLC	343,916	354,631
ITM Power PLC(a)	271,722	1,119,443
ITV PLC	1,308,571	1,208,403
IWG PLC(a)	263,600	800,272
J D Wetherspoon PLC(a)	78,254	711,071
J Sainsbury PLC	629,870	1,837,806
JD Sports Fashion PLC	936,920	1,543,740
JET2 PLC(a)(b)	62,082	953,392
John Wood Group PLC(a)	514,948	1,431,820
Johnson Matthey PLC	65,051	1,789,442
Jupiter Fund Management PLC	234,271	522,902
Kainos Group PLC	36,646	561,261
Keywords Studios PLC	44,111	1,333,436
Kingfisher PLC	770,420	2,429,573
Lancashire Holdings Ltd.	143,092	758,372
Land Securities Group PLC	202,903	1,902,940
Learning Technologies Group PLC	383,784	633,640
Legal & General Group PLC	1,999,524	6,232,706
Liontrust Asset Management PLC	25,993	377,252
Lloyds Banking Group PLC	23,088,248	13,113,263
London Stock Exchange Group PLC	108,898	10,736,445
LondonMetric Property PLC	247,407	836,204
M&G PLC	883,886	2,346,668
Man Group PLC/Jersey	610,315	1,778,780
Marks & Spencer Group PLC(a)	665,972	1,136,894
Marshalls PLC	87,162	667,012
Mediclinic International PLC(a)	184,753	856,503
Meggitt PLC(a)	283,846	2,751,863
Melrose Industries PLC	1,569,818	2,281,098
Micro Focus International PLC	226,697	1,070,507
Mondi PLC	168,959	3,174,058
Moneysupermarket.com Group PLC	460,657	1,009,143
National Express Group PLC(a)	386,147	1,196,929
National Grid PLC	1,181,684	17,556,245
NatWest Group PLC	1,671,198	4,483,468
Network International Holdings PLC(a)(c)	183,986	601,069
Next PLC	47,716	3,573,960

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Ninety One PLC	242,562	$810,716
NMC Health PLC, NVS(a)(d)	12,146	—
Ocado Group PLC(a)(b)	161,505	1,847,075
OSB Group PLC	212,844	1,485,745
Pagegroup PLC	177,870	1,088,365
Paragon Banking Group PLC	118,236	731,201
Pearson PLC	237,640	2,307,438
Penno Group PLC	97,619	1,356,538
Persimmon PLC	112,737	2,936,153
Petrofac Ltd.(a)(b)	215,936	364,011
Pets at Home Group Plc	197,529	766,729
Phoenix Group Holdings PLC	182,501	1,382,336
Playtech Plc(a)	152,238	1,003,102
Primary Health Properties PLC	507,795	920,891
Provident Financial PLC	164,855	527,651
Prudential PLC	883,886	11,003,014
QinetiQ Group PLC	220,585	935,858
Quilter PLC(c)	759,005	1,250,297
Rathbones Group PLC	25,190	665,179
Reach PLC	155,630	318,203
Reckitt Benckiser Group PLC	242,476	18,909,627
Redrow PLC	109,978	720,938
RELX PLC	657,208	19,578,542
Renishaw PLC	19,680	1,040,032
Rentokil Initial PLC	686,260	4,713,419
Rightmove PLC	322,822	2,481,565
Rolls-Royce Holdings PLC(a)	2,824,366	2,895,428
Rotork PLC	356,718	1,301,495
Royal Mail PLC	307,611	1,318,512
RWS Holdings PLC	160,504	879,039
S4 Capital PLC(a)	110,820	419,160
Safestore Holdings PLC	93,050	1,463,841
Sage Group PLC/The	292,220	2,681,583
Sanne Group PLC(a)	75,996	866,740
Savills PLC	64,613	869,213
Schroders PLC	44,861	1,583,604
Segro PLC	383,954	6,428,197
Senior PLC(a)	233,197	375,339
Serco Group PLC	466,723	882,612
Severn Trent PLC	80,864	3,178,080
Shaftesbury PLC	96,709	724,209
Shell PLC	2,627,364	70,533,930
Smart Metering Systems PLC	73,625	763,783
Smith & Nephew PLC	300,617	4,872,568
Smiths Group PLC	134,776	2,466,305
Softcat PLC	59,043	1,042,776
Spectris PLC	44,041	1,610,751
Spirax-Sarco Engineering PLC	26,317	3,971,118
Spirent Communications PLC	240,924	696,603
SSE PLC	353,037	8,199,576
SSP Group Plc(a)	307,383	907,279
St. James’s Place PLC	187,723	3,016,630
Standard Chartered PLC	867,995	5,933,893
Subsea 7 SA	104,818	859,119
Synthomer PLC	175,867	669,167
Tate & Lyle PLC	169,145	1,644,022
Taylor Wimpey PLC	1,189,118	1,870,193
Team17 Group PLC(a)	90,142	493,069
Tesco PLC	2,676,357	9,092,435
TP ICAP Group PLC	693,957	1,150,109
Security	Shares	Value

United Kingdom (continued)
Trainline PLC(a)(c)	186,424	$664,812
Travis Perkins PLC	81,260	1,239,412
Tritax Big Box REIT PLC	592,180	1,807,729
Tullow Oil PLC(a)	865,133	602,410
Ultra Electronics Holdings PLC	26,229	1,068,258
Unilever PLC	875,887	40,720,090
UNITE Group PLC (The)	100,581	1,424,248
United Utilities Group PLC	250,009	3,592,731
Vesuvius PLC	112,983	459,456
Victrex PLC	30,145	687,406
Virgin Money UK PLC	503,388	1,092,147
Vistry Group PLC	90,825	947,584
Vodafone Group PLC	8,858,861	13,411,952
Weir Group PLC (The)	102,009	1,961,070
WH Smith PLC(a)	61,469	1,105,905
Whitbread PLC(a)	66,885	2,334,744
Wickes Group PLC	174,771	416,647
Workspace Group PLC	63,110	528,138
WPP PLC	398,248	4,964,107
YouGov PLC	58,654	925,619
		909,083,768
United States — 0.1%
Bausch Health Cos Inc.(a)	120,063	2,281,351
QIAGEN NV(a)	83,171	3,835,604
		6,116,955

Total Common Stocks — 98.8%
(Cost: $6,603,251,054)		6,760,146,169

Preferred Stocks

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	16,735	1,232,843
Fuchs Petrolub SE, Preference Shares, NVS	32,314	1,019,224
Henkel AG & Co. KGaA, Preference Shares, NVS	62,850	4,035,680
Jungheinrich AG, Preference Shares, NVS	16,893	413,169
Porsche Automobil Holding SE, Preference Shares, NVS	55,343	4,564,685
Sartorius AG, Preference Shares, NVS	8,973	3,364,243
Volkswagen AG, Preference Shares, NVS	63,879	9,892,712
		24,522,556
Total Preferred Stocks — 0.4%
(Cost: $27,604,770)		24,522,556

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(e)(f)(g)	58,675,673	58,675,673

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(e)(f)	410,000	$410,000
		59,085,673
Total Short-Term Investments — 0.8%
(Cost: $59,080,344)		59,085,673

Total Investments in Securities — 100.0%
(Cost: $6,689,936,168)		6,843,754,398

Other Assets, Less Liabilities — (0.0)%		(3,383,302)

Net Assets — 100.0%		$6,840,371,096

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$34,852,882	$23,839,754	(a)	$—		$(14,795)	$(2,168)	$58,675,673	58,675,673	$778,848	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	700,000	—		(290,000	)(a)	—	—	410,000	410,000	323		—
						$(14,795)	$(2,168)	$59,085,673		$779,171		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	71	06/09/22	$10,367	$3,836
SPI 200 Index	58	06/16/22	7,501	1,268
Euro Stoxx 50 Index	431	06/17/22	16,770	(345,288)
FTSE 100 Index	119	06/17/22	11,111	83,087
				$(257,097)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
April 30, 2022

Fair Value Measurements (continued)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$870,706,259	$5,888,314,978	$1,124,932	$6,760,146,169
Preferred Stocks	—	24,522,556	—	24,522,556
Money Market Funds	59,085,673	—	—	59,085,673
	$929,791,932	$5,912,837,534	$1,124,932	$6,843,754,398
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$88,191	$—	$88,191
Liabilities
Futures Contracts	—	(345,288)	—	(345,288)
	$—	$(257,097)	$—	$(257,097)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt